Securities Act Registration No. 333- 189870

Investment Company Act Registration No. 811-22865

As filed with the Securities and Exchange Commission on April 29, 2016

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.

X Post-Effective Amendment No.22

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

X Amendment No.23

(Check appropriate box or boxes.)

Forethought Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

300 North Meridian Street, Suite 1800, Indianapolis, Indiana 46204

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: 317-223-2703

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

John O’Hanlon, Dechert LLP

One International Place, 40th Floor

Boston, MA 02110

617-728-7111 (phone)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

X Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Global Atlantic Portfolios

Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio

Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio

Global Atlantic Wilshire Dynamic Growth Allocation Portfolio

Global Atlantic Wilshire Dynamic Global Allocation Portfolio

Class II shares

Prospectus

April 29, 2016

Advised by:

Global Atlantic Investment Advisors, LLC

300 North Meridian Street

Suite 1800

Indianapolis, Indiana 46204

1-877-881-7735                                    www.globalatlantic.com

This Prospectus provides important information about the Portfolios that you should know before investing. Please read it carefully and keep it for future reference.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

PORTFOLIO SUMMARY: Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio	2
PORTFOLIO SUMMARY: Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio	8
PORTFOLIO SUMMARY: Global Atlantic Wilshire Dynamic Growth Allocation Portfolio	14
PORTFOLIO SUMMARY: Global Atlantic Wilshire Dynamic Global Allocation Portfolio	20
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	27
General Information about the Portfolios, Adviser and Sub-Advisers	27
Investment Objectives	27
Principal Investment Strategies	27
Principal Investment Risks	28
Temporary Investments	36
Portfolio Holdings Disclosure	36
Cybersecurity	36
MANAGEMENT	37
Investment Adviser	37
Sub-Adviser	38
Portfolio Managers	39
HOW SHARES ARE PRICED	39
HOW TO PURCHASE AND REDEEM SHARES	40
TAX CONSEQUENCES	41
DIVIDENDS AND DISTRIBUTIONS	42
FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES	42
DISTRIBUTION OF SHARES	43
Distributor	43
Distribution Fees	43
Additional Compensation to Financial Intermediaries	43
Householding	43
VOTING AND MEETINGS	43
FINANCIAL HIGHLIGHTS	44
Privacy Notice	45
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PORTFOLIO SUMMARY: Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio

Investment Objectives: The Portfolio seeks to provide current income and long-term capital appreciation.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	0.36%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.11%
Acquired Fund Fees and Expenses(1)(2)	0.47%
Total Annual Portfolio Operating Expenses	1.19%

(1)	Estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$ 121	$ 378

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher

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transaction costs. As the Portfolio is new and has no shares outstanding, it does not have a portfolio turnover rate at this time.

Principal Investment Strategies: The Portfolio is a “fund of funds” that seeks to achieve its investment objectives by investing in a combination of actively managed unaffiliated equity, fixed income and alternative mutual funds (“Underlying Funds”) and unaffiliated passively managed index exchange-traded funds (“ETFs”). The Underlying Funds and ETFs, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities. The Underlying Funds are expected to include funds with both growth and income objectives. The Portfolio will allocate a portion of its assets to Underlying Funds utilizing alternative or nontraditional investment strategies, such as flexible income and credit opportunities strategies that invest in a broadly diversified portfolio of fixed income investments and attempt to exploit pricing anomalies throughout the global fixed income and currency markets. The Portfolio may invest in Underlying Funds and ETFs that invest, without limitation, in securities of issuers located outside the United States, including non-U.S. dollar denominated securities. As a result, the Portfolio may have exposure to foreign markets, including emerging markets.

Through its investment in Underlying Funds and ETFs, the Portfolio may also be exposed to equity securities of companies of all market capitalizations, including small-, mid-, and large-cap companies. The Portfolio may also have exposure to fixed income securities, including short-, intermediate- and long-term U.S. government securities, non-U.S. sovereign debt, agency securities, corporate debt securities, agency and non-agency mortgage-backed securities, asset-backed securities, custodial receipts, municipal securities, loan participations and loan assignments and convertible securities. The Portfolio, through its investment in Underlying Funds and ETFs, may gain exposure to additional instruments, including: commodities-related investments, derivatives (such as futures contracts and options), and real estate investments (such as real estate-linked derivatives, real estate investment trusts (“REITs”), and equity and fixed income securities of issuers in real estate-related industries).The Portfolio may also engage in currency hedging strategies through the use of derivatives, including, but not limited to, currency forward contracts. The Portfolio’s strategy of investing in a combination of Underlying Funds and ETFs is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

Under normal circumstances, the Portfolio generally expects to allocate its assets among equity, fixed income and alternative Underlying Funds and ETFs according to the target allocations set forth in the table below.

Allocations	Approximate Allocation Range
Equity Underlying Fund/ETF Allocations	20-50%
Fixed Income Underlying Fund/ETF Allocations	40-70%
Alternative Underlying Fund Allocations	0-20%

The Portfolio’s sub-adviser, Wilshire Associates Incorporated (“Wilshire”) seeks to develop target allocations that provide current income and long-term capital appreciation through global exposure to a broad array of asset classes and investment strategies. Wilshire utilizes both qualitative and quantitative components to develop the target allocations. The process seeks to generate target allocations that integrate Wilshire’s macroeconomic views, strategy insights, and robust analytics to develop a portfolio that is designed to perform in a variety of market environments.

Although Wilshire selects the Portfolio’s investments, the Portfolio’s investment adviser, Global Atlantic Investment Advisors, LLC (the “Adviser”), is responsible for all trading and investment execution activities. On at least a quarterly basis, Wilshire will direct the Adviser to trade the Portfolio to align with target Underlying Fund and ETF allocations. The target allocations are subject to change through dynamic tilts (a percentage overweight or underweight relative to long-term strategic asset allocation targets) that emphasize asset classes and strategies that appear attractive and undervalued and de-emphasize asset classes and strategies that appear less attractive. Under normal conditions, dynamic tilts are reflected in Wilshire’s quarterly target allocations, but Wilshire will make ad-hoc changes intra-quarter if its dynamic views deem them appropriate. The basis for such dynamic tilts is developed in Wilshire’s Investment Strategy Committee, which is comprised of senior investment professionals across

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Wilshire’s portfolio management and manager research groups. The Adviser is responsible for rebalancing the Portfolio as frequently as daily based on, among other things, Wilshire’s investment selections and target allocations and market price movements of individual investments, cash flows into and out of the Portfolio and transaction costs.

The Portfolio is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the Underlying Funds, the Portfolio owns a diversified mix of equity and fixed-income securities.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

•	Asset Allocation Risk: The Portfolio’s percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

•	Commodities Related Investments Risks: Exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities. The value of futures and other commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

•	Convertible Securities Risk: The market value of a convertible security is usually inversely related to the market interest rate. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. A convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock into which it may be converted.

•	Corporate Loans Risk: The value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

•	Currency Management Strategies Risk: Currency management strategies may substantially change the Portfolio’s exposure to currency exchange rates and could result in losses to the Portfolio if currencies do not perform as the Adviser expects. In addition, currency management strategies, to the extent that they reduce the Portfolio’s exposure to currency risks, may also reduce the Portfolio’s ability to benefit from favorable changes in currency exchange rates. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

•	Derivatives Risk: The Underlying Funds’ use of derivatives may reduce the Portfolio’s returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of an Underlying Fund’s investments and make it more volatile. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, the fluctuations in the values of derivatives may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of an Underlying Fund to sell or otherwise close-out a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Underlying Funds to value accurately.

•	Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

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•	ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio. Because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to liquidate its holdings at the most optimal time, adversely affecting performance.

Because the Portfolio’s investments include shares of the ETFs, the Portfolio’s risks include the risks of each ETF. For this reason, the risks associated with investing in the Portfolio include the risks of investing in each ETF. The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track.

•	Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•	Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed income markets, making it more difficult to sell fixed income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment by the Underlying Fund’s possibly causing an Underlying Fund share price and total return to be reduced and fluctuate more than other types of investments.

•	Foreign Currency Risk: Exposure to foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

•	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

•	Growth Stock Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. The growth investing style can also fall out of favor, which may lead the Portfolio to underperform other funds that use different investing styles.

•	High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as "high-yield" or "junk" bonds, and unrated securities of similar credit quality involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

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•	Investment Style Risk: Different investment styles may fall out of favor from time to time, which may cause the Portfolio to outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

•	Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

•	Large Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Limited History of Operations Risk: The Portfolio has a limited history of operations for investors to evaluate.

•	Management Risk: The Portfolio’s strategies may not produce the desired results, and may result in losses to the Portfolio.

•	Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

•	Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

•	Mortgage- and Asset-Backed Securities Risks: Mortgage- and asset-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. An Underlying Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying loans. To the Underlying Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Underlying Fund may have paid. Mortgage prepayments generally increase when interest rates fall. Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Underlying Fund’s share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

•	Non-Diversification Risk: The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•	Portfolio Structure Risk: The Portfolio invests in Underlying Funds and incurs expenses related to each Underlying Fund. In addition, investors in the Portfolio will incur fees to pay for certain expenses related to the operations of the Portfolio.

•	Real Estate Related Securities Risk: The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning, and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values.

•	REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
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•	Small Capitalization Securities Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization securities issuers may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

•	Sovereign Debt Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.

•	Underlying Fund Risk: Because the Portfolio’s investments include shares of the Underlying Funds, the Portfolio’s risks include the risks of each Underlying Fund.

•	U.S. Government Securities Risk: The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.

Performance: Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to contract holders semi-annually. Updated performance information will be available at no cost by calling the Portfolio toll-free at 1-877-881-7735.

Management: The Portfolio’s investment adviser is Global Atlantic Investment Advisors, LLC. The Portfolio’s sub-adviser is Wilshire Associates Incorporated.

Portfolio Manager	Title	Involved with Portfolio Since
Nathan Palmer, CFA	Managing Director of Wilshire	April 29, 2016
Anthony Wicklund, CFA, CAIA	Vice President of Wilshire	April 29, 2016

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by a separate account for your benefit and the benefit of other purchasers. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable annuity contract.

Tax Information: It is the Portfolio's intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable annuity contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the Adviser may pay Forethought Life Insurance Company (“FLIC”) for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing FLIC and your salesperson to recommend a variable contract and the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY: Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio

Investment Objectives: The Portfolio seeks to provide long-term capital appreciation and current income.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	0.36%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.11%
Acquired Fund Fees and Expenses(1)(2)	0.48%
Total Annual Portfolio Operating Expenses	1.20%

(1)	Estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$122	$381

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher

8

transaction costs. As the Portfolio is new and has no shares outstanding, it does not have a portfolio turnover rate at this time.

Principal Investment Strategies: The Portfolio is a “fund of funds” that seeks to achieve its investment objectives by investing in a combination of actively managed unaffiliated equity, fixed income and alternative mutual funds (“Underlying Funds”) and unaffiliated passively managed index exchange-traded funds (“ETFs”). The Underlying Funds and ETFs, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities. The Underlying Funds are expected to include funds with both growth and income objectives. The Portfolio will allocate a portion of its assets to Underlying Funds utilizing alternative or nontraditional investment strategies, such as flexible income and credit opportunities strategies that invest in a broadly diversified portfolio of fixed income investments and attempt to exploit pricing anomalies throughout the global fixed income and currency markets. The Portfolio may invest in Underlying Funds and ETFs that invest, without limitation, in securities of issuers located outside the United States, including non-U.S. dollar denominated securities. As a result, the Portfolio may have exposure to foreign markets, including emerging markets.

Through its investment in Underlying Funds and ETFs, the Portfolio may also be exposed to equity securities of companies of all market capitalizations, including small-, mid-, and large-cap companies. The Portfolio may also have exposure to fixed income securities, including short-, intermediate- and long-term U.S. government securities, non-U.S. sovereign debt, agency securities, corporate debt securities, agency and non-agency mortgage-backed securities, asset-backed securities, custodial receipts, municipal securities, loan participations and loan assignments and convertible securities. The Portfolio, through its investment in Underlying Funds and ETFs, may gain exposure to additional instruments, including: commodities-related investments, derivatives (such as futures contracts and options), and real estate investments (such as real estate-linked derivatives, real estate investment trusts (“REITs”), and equity and fixed income securities of issuers in real estate-related industries).The Portfolio may also engage in currency hedging strategies through the use of derivatives, including, but not limited to, currency forward contracts. The Portfolio’s strategy of investing in a combination of Underlying Funds and ETFs is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

Under normal circumstances, the Portfolio generally expects to allocate its assets among equity, fixed income and alternative Underlying Funds and ETFs according to the target allocations set forth in the table below.

Allocations	Approximate Allocation Range
Equity Underlying Fund/ETF Allocations	40-70%
Fixed Income Underlying Fund/ETF Allocations	20-50%
Alternative Underlying Fund Allocations	0-20%

The Portfolio’s sub-adviser, Wilshire Associates Incorporated (“Wilshire”) seeks to develop target allocations that provide long-term capital appreciation and current income through global exposure to a broad array of asset classes and investment strategies. Wilshire utilizes both qualitative and quantitative components to develop the target allocations. The process seeks to generate target allocations that integrate Wilshire’s macroeconomic views, strategy insights, and robust analytics to develop a portfolio that is designed to perform in a variety of market environments.

Although Wilshire selects the Portfolio’s investments, the Portfolio’s investment adviser, Global Atlantic Investment Advisors, LLC (the “Adviser”), is responsible for all trading and investment execution activities. On at least a quarterly basis, Wilshire will direct the Adviser to trade the Portfolio to align with target Underlying Fund and ETF allocations. The target allocations are subject to change through dynamic tilts (a percentage overweight or underweight relative to long-term strategic asset allocation targets) that emphasize asset classes and strategies that appear attractive and undervalued and de-emphasize asset classes and strategies that appear less attractive. Under normal conditions, dynamic tilts are reflected in Wilshire’s quarterly target allocations, but Wilshire will make ad-

9

hoc changes intra-quarter if its dynamic views deem them appropriate. The basis for such dynamic tilts is developed in Wilshire’s Investment Strategy Committee, which is comprised of senior investment professionals across Wilshire’s portfolio management and manager research groups. The Adviser is responsible for rebalancing the Portfolio as frequently as daily based on, among other things, Wilshire’s investment selections and target allocations and market price movements of individual investments, cash flows into and out of the Portfolio and transaction costs.

The Portfolio is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the Underlying Funds, the Portfolio owns a diversified mix of equity and fixed-income securities.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

•	Asset Allocation Risk: The Portfolio’s percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

•	Commodities Related Investments Risks: Exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities. The value of futures and other commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

•	Convertible Securities Risk: The market value of a convertible security is usually inversely related to the market interest rate. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. A convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock into which it may be converted.

•	Corporate Loans Risk: The value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

•	Currency Management Strategies Risk: Currency management strategies may substantially change the Portfolio’s exposure to currency exchange rates and could result in losses to the Portfolio if currencies do not perform as the Adviser expects. In addition, currency management strategies, to the extent that they reduce the Portfolio’s exposure to currency risks, may also reduce the Portfolio’s ability to benefit from favorable changes in currency exchange rates. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

•	Derivatives Risk: The Underlying Funds’ use of derivatives may reduce the Portfolio’s returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of an Underlying Fund’s investments and make it more volatile. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, the fluctuations in the values of derivatives may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of an Underlying Fund to sell or otherwise close-out a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Underlying Funds to value accurately.

•	Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which
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adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio. Because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to liquidate its holdings at the most optimal time, adversely affecting performance.

Because the Portfolio’s investments include shares of the ETFs, the Portfolio’s risks include the risks of each ETF. For this reason, the risks associated with investing in the Portfolio include the risks of investing in each ETF. The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track.

•	Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•	Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed income markets, making it more difficult to sell fixed income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment by the Underlying Fund’s possibly causing an Underlying Fund share price and total return to be reduced and fluctuate more than other types of investments.

•	Foreign Currency Risk: Exposure to foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

•	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

•	Growth Stock Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. The growth investing style can also fall out of favor, which may lead the Portfolio to underperform other funds that use different investing styles.

•	High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as "high-yield" or "junk" bonds, and unrated securities of similar credit quality involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities
11

generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

•	Investment Style Risk: Different investment styles may fall out of favor from time to time, which may cause the Portfolio to outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

•	Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

•	Large Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Limited History of Operations Risk: The Portfolio has a limited history of operations for investors to evaluate.

•	Management Risk: The Portfolio’s strategies may not produce the desired results, and may result in losses to the Portfolio.

•	Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

•	Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

•	Mortgage- and Asset-Backed Securities Risks: Mortgage- and asset-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. An Underlying Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying loans. To the Underlying Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Underlying Fund may have paid. Mortgage prepayments generally increase when interest rates fall. Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Underlying Fund’s share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

•	Non-Diversification Risk: The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•	Portfolio Structure Risk: The Portfolio invests in Underlying Funds and incurs expenses related to each Underlying Fund. In addition, investors in the Portfolio will incur fees to pay for certain expenses related to the operations of the Portfolio.

•	Real Estate Related Securities Risk: The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning, and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values.
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•	REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

•	Small Capitalization Securities Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization securities issuers may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

•	Sovereign Debt Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.

•	Underlying Fund Risk: Because the Portfolio’s investments include shares of the Underlying Funds, the Portfolio’s risks include the risks of each Underlying Fund.

•	U.S. Government Securities Risk: The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.

Performance: Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to contract holders semi-annually. Updated performance information will be available at no cost by calling the Portfolio toll-free at 1-877-881-7735.

Management: The Portfolio’s investment adviser is Global Atlantic Investment Advisors, LLC. The Portfolio’s sub-adviser is Wilshire Associates Incorporated.

Portfolio Manager	Title	Involved with Portfolio Since
Nathan Palmer, CFA	Managing Director of Wilshire	April 29, 2016
Anthony Wicklund, CFA, CAIA	Vice President of Wilshire	April 29, 2016

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by a separate account for your benefit and the benefit of other purchasers. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable annuity contract.

Tax Information: It is the Portfolio's intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable annuity contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the Adviser may pay Forethought Life Insurance Company (“FLIC”) for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing FLIC and your salesperson to recommend a variable contract and the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY: Global Atlantic Wilshire Dynamic Growth Allocation Portfolio

Investment Objective: The Portfolio seeks to provide long-term capital appreciation.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	0.36%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.11%
Acquired Fund Fees and Expenses(1)(2)	0.49%
Total Annual Portfolio Operating Expenses	1.21%

(1)	Estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$123	$384

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher

14

transaction costs. As the Portfolio is new and has no shares outstanding, it does not have a portfolio turnover rate at this time.

Principal Investment Strategies: The Portfolio is a “fund of funds” that seeks to achieve its investment objective by investing in a combination of actively managed unaffiliated equity, fixed income and alternative mutual funds (“Underlying Funds”) and unaffiliated passively managed index exchange-traded funds (“ETFs”). The Underlying Funds and ETFs, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities. The Underlying Funds are expected to include funds with both growth and income objectives. The Portfolio will allocate a portion of its assets to Underlying Funds utilizing alternative or nontraditional investment strategies, such as flexible income and credit opportunities strategies that invest in a broadly diversified portfolio of fixed income investments and attempt to exploit pricing anomalies throughout the global fixed income and currency markets. The Portfolio may invest in Underlying Funds and ETFs that invest, without limitation, in securities of issuers located outside the United States, including non-U.S. dollar denominated securities. As a result, the Portfolio may have exposure to foreign markets, including emerging markets.

Through its investment in Underlying Funds and ETFs, the Portfolio may also be exposed to equity securities of companies of all market capitalizations, including small-, mid-, and large-cap companies. The Portfolio may also have exposure to fixed income securities, including short-, intermediate- and long-term U.S. government securities, non-U.S. sovereign debt, agency securities, corporate debt securities, agency and non-agency mortgage-backed securities, asset-backed securities, custodial receipts, municipal securities, loan participations and loan assignments and convertible securities. The Portfolio, through its investment in Underlying Funds and ETFs, may gain exposure to additional instruments, including: commodities-related investments, derivatives (such as futures contracts and options), and real estate investments (such as real estate-linked derivatives, real estate investment trusts (“REITs”), and equity and fixed income securities of issuers in real estate-related industries).The Portfolio may also engage in currency hedging strategies through the use of derivatives, including, but not limited to, currency forward contracts. The Portfolio’s strategy of investing in a combination of Underlying Funds and ETFs is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

Under normal circumstances, the Portfolio generally expects to allocate its assets among equity, fixed income and alternative Underlying Funds and ETFs according to the target allocations set forth in the table below.

Allocations	Approximate Allocation Range
Equity Underlying Fund/ETF Allocations	60-90%
Fixed Income Underlying Fund/ETF Allocations	0-30%
Alternative Underlying Fund Allocations	0-20%

The Portfolio’s sub-adviser, Wilshire Associates Incorporated (“Wilshire”) seeks to develop target allocations that provide long-term capital appreciation through global exposure to a broad array of asset classes and investment strategies. Wilshire utilizes both qualitative and quantitative components to develop the target allocations. The process seeks to generate target allocations that integrate Wilshire’s macroeconomic views, strategy insights, and robust analytics to develop a portfolio that is designed to perform in a variety of market environments.

Although Wilshire selects the Portfolio’s investments, the Portfolio’s investment adviser, Global Atlantic Investment Advisors, LLC (the “Adviser”), is responsible for all trading and investment execution activities. On at least a quarterly basis, Wilshire will direct the Adviser to trade the Portfolio to align with target Underlying Fund and ETF allocations. The target allocations are subject to change through dynamic tilts (a percentage overweight or underweight relative to long-term strategic asset allocation targets) that emphasize asset classes and strategies that appear attractive and undervalued and de-emphasize asset classes and strategies that appear less attractive. Under normal conditions, dynamic tilts are reflected in Wilshire’s quarterly target allocations, but Wilshire will make ad-hoc changes intra-quarter if its dynamic views deem them appropriate. The basis for such dynamic tilts is developed in Wilshire’s Investment Strategy Committee, which is comprised of senior investment professionals across

15

Wilshire’s portfolio management and manager research groups. The Adviser is responsible for rebalancing the Portfolio as frequently as daily based on, among other things, Wilshire’s investment selections and target allocations and market price movements of individual investments, cash flows into and out of the Portfolio and transaction costs.

The Portfolio is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the Underlying Funds, the Portfolio owns a diversified mix of equity and fixed-income securities.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

•	Asset Allocation Risk: The Portfolio’s percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

•	Commodities Related Investments Risks: Exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities. The value of futures and other commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

•	Convertible Securities Risk: The market value of a convertible security is usually inversely related to the market interest rate. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. A convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock into which it may be converted.

•	Corporate Loans Risk: The value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

•	Currency Management Strategies Risk: Currency management strategies may substantially change the Portfolio’s exposure to currency exchange rates and could result in losses to the Portfolio if currencies do not perform as the Adviser expects. In addition, currency management strategies, to the extent that they reduce the Portfolio’s exposure to currency risks, may also reduce the Portfolio’s ability to benefit from favorable changes in currency exchange rates. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

•	Derivatives Risk: The Underlying Funds’ use of derivatives may reduce the Portfolio’s returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of an Underlying Fund’s investments and make it more volatile. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, the fluctuations in the values of derivatives may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of an Underlying Fund to sell or otherwise close-out a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Underlying Funds to value accurately.

•	Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

16

•	ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio. Because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to liquidate its holdings at the most optimal time, adversely affecting performance.

Because the Portfolio’s investments include shares of the ETFs, the Portfolio’s risks include the risks of each ETF. For this reason, the risks associated with investing in the Portfolio include the risks of investing in each ETF. The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track.

•	Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•	Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed income markets, making it more difficult to sell fixed income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment by the Underlying Fund’s possibly causing an Underlying Fund share price and total return to be reduced and fluctuate more than other types of investments.

•	Foreign Currency Risk: Exposure to foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

•	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

•	Growth Stock Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. The growth investing style can also fall out of favor, which may lead the Portfolio to underperform other funds that use different investing styles.

•	High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as "high-yield" or "junk" bonds, and unrated securities of similar credit quality involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

17

•	Investment Style Risk: Different investment styles may fall out of favor from time to time, which may cause the Portfolio to outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

•	Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

•	Large Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Limited History of Operations Risk: The Portfolio has a limited history of operations for investors to evaluate.

•	Management Risk: The Portfolio’s strategies may not produce the desired results, and may result in losses to the Portfolio.

•	Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

•	Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

•	Mortgage- and Asset-Backed Securities Risks: Mortgage- and asset-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. An Underlying Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying loans. To the Underlying Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Underlying Fund may have paid. Mortgage prepayments generally increase when interest rates fall. Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Underlying Fund’s share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

•	Non-Diversification Risk: The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•	Portfolio Structure Risk: The Portfolio invests in Underlying Funds and incurs expenses related to each Underlying Fund. In addition, investors in the Portfolio will incur fees to pay for certain expenses related to the operations of the Portfolio.

•	Real Estate Related Securities Risk: The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning, and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values.

•	REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
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•	Small Capitalization Securities Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization securities issuers may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

•	Sovereign Debt Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.

•	Underlying Fund Risk: Because the Portfolio’s investments include shares of the Underlying Funds, the Portfolio’s risks include the risks of each Underlying Fund.

•	U.S. Government Securities Risk: The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.

Performance: Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to contract holders semi-annually. Updated performance information will be available at no cost by calling the Portfolio toll-free at 1-877-881-7735.

Management: The Portfolio’s investment adviser is Global Atlantic Investment Advisors, LLC. The Portfolio’s sub-adviser is Wilshire Associates Incorporated.

Portfolio Manager	Title	Involved with Portfolio Since
Nathan Palmer, CFA	Managing Director of Wilshire	April 29, 2016
Anthony Wicklund, CFA, CAIA	Vice President of Wilshire	April 29, 2016

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by a separate account for your benefit and the benefit of other purchasers. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable annuity contract.

Tax Information: It is the Portfolio's intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable annuity contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the Adviser may pay Forethought Life Insurance Company (“FLIC”) for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing FLIC and your salesperson to recommend a variable contract and the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY: Global Atlantic Wilshire Dynamic Global Allocation Portfolio

Investment Objectives: The Portfolio seeks to provide long-term capital appreciation and current income.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	0.36%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.11%
Acquired Fund Fees and Expenses(1)(2)	0.56%
Total Annual Portfolio Operating Expenses	1.28%

(1)	Estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$130	$406

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating

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expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. As the Portfolio is new and has no shares outstanding, it does not have a portfolio turnover rate at this time.

Principal Investment Strategies: The Portfolio is a “fund of funds” that seeks to achieve its investment objectives by investing in a combination of actively managed unaffiliated equity, fixed income and alternative mutual funds (“Underlying Funds”) and unaffiliated passively managed index exchange-traded funds (“ETFs”). The Underlying Funds and ETFs, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities. The Underlying Funds are expected to include funds with both growth and income objectives. The Portfolio will allocate a portion of its assets to Underlying Funds utilizing alternative or nontraditional investment strategies, such as flexible income and credit opportunities strategies that invest in a broadly diversified portfolio of fixed income investments and attempt to exploit pricing anomalies throughout the global fixed income and currency markets. The Portfolio may invest in Underlying Funds and ETFs that invest, without limitation, in securities of issuers located outside the United States, including non-U.S. dollar denominated securities. As a result, the Portfolio may have exposure to foreign markets, including emerging markets.

Through its investment in Underlying Funds and ETFs, the Portfolio may also be exposed to equity securities of companies of all market capitalizations, including small-, mid-, and large-cap companies. The Portfolio may also have exposure to fixed income securities, including short-, intermediate- and long-term U.S. government securities, non-U.S. sovereign debt, agency securities, corporate debt securities, agency and non-agency mortgage-backed securities, asset-backed securities, custodial receipts, municipal securities, loan participations and loan assignments and convertible securities. The Portfolio, through its investment in Underlying Funds and ETFs, may gain exposure to additional instruments, including: commodities-related investments, derivatives (such as futures contracts and options), and real estate investments (such as real estate-linked derivatives, real estate investment trusts (“REITs”), and equity and fixed income securities of issuers in real estate-related industries). The Portfolio may also engage in currency hedging strategies through the use of derivatives, including, but not limited to, currency forward contracts. The Portfolio’s strategy of investing in a combination of Underlying Funds and ETFs is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

Under normal market conditions, the Portfolio invests, through the Underlying Funds and ETFs, in a diversified portfolio of global debt and equity securities of which at least 40% (and normally not less than 30%) of the Portfolio’s net assets will be exposed to non-U.S. investments and in at least three different countries. Investments are deemed to be “non-U.S.” if: (a) an issuer’s domicile or location of headquarters is in a non-U.S. country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a non-U.S. country or has at least 50% of its assets situated in a non-U.S. country; (c) the principal trading market for a security is located in a non-U.S. country; or (d) it is a non-U.S. currency. Under normal circumstances, the Portfolio generally expects to allocate its assets among equity, fixed income and alternative Underlying Funds and ETFs according to the target allocations set forth in the table below.

Allocations	Approximate Allocation Range
U.S. Equity Underlying Fund/ETF Allocations	15-45%
Non-U.S. Equity Underlying Fund Allocations	15-45%(1)
U.S. Fixed Income Underlying Fund/ETF Allocations	15-50%
Non-U.S. Fixed Income Underlying Fund/ETF Allocations	5-35%(1)
Alternative Underlying Fund Allocations	0-20%
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(1)	Under normal market conditions, the Portfolio’s combined allocations to non-U.S. equity Underlying Funds and ETFs and non-U.S. fixed income Underlying Funds and ETFs will equal at least 40% (and normally not less than 30%) of the Portfolio’s net assets.

The Portfolio’s sub-adviser, Wilshire Associates Incorporated (“Wilshire”) seeks to develop target allocations that provide long-term capital appreciation and current income through global exposure to a broad array of asset classes and investment strategies. Wilshire utilizes both qualitative and quantitative components to develop the target allocations. The process seeks to generate target allocations that integrate Wilshire’s macroeconomic views, strategy insights, and robust analytics to develop a portfolio that is designed to perform in a variety of market environments.

Although Wilshire selects the Portfolio’s investments, the Portfolio’s investment adviser, Global Atlantic Investment Advisors, LLC (the “Adviser”), is responsible for all trading and investment execution activities. On at least a quarterly basis, Wilshire will direct the Adviser to trade the Portfolio to align with target Underlying Fund and ETF allocations. The target allocations are subject to change through dynamic tilts (a percentage overweight or underweight relative to long-term strategic asset allocation targets) that emphasize asset classes and strategies that appear attractive and undervalued and de-emphasize asset classes and strategies that appear less attractive. Under normal conditions, dynamic tilts are reflected in Wilshire’s quarterly target allocations, but Wilshire will make ad-hoc changes intra-quarter if its dynamic views deem them appropriate. The basis for such dynamic tilts is developed in Wilshire’s Investment Strategy Committee, which is comprised of senior investment professionals across Wilshire’s portfolio management and manager research groups. The Adviser is responsible for rebalancing the Portfolio as frequently as daily based on, among other things, Wilshire’s investment selections and target allocations and market price movements of individual investments, cash flows into and out of the Portfolio and transaction costs.

The Portfolio is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the Underlying Funds, the Portfolio owns a diversified mix of equity and fixed-income securities.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

•	Asset Allocation Risk: The Portfolio’s percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

•	Commodities Related Investments Risks: Exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities. The value of futures and other commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

•	Convertible Securities Risk: The market value of a convertible security is usually inversely related to the market interest rate. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. A convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock into which it may be converted.

•	Corporate Loans Risk: The value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

•	Currency Management Strategies Risk: Currency management strategies may substantially change the Portfolio’s exposure to currency exchange rates and could result in losses to the Portfolio if currencies do not perform as the Adviser expects. In addition, currency management strategies, to the extent that they reduce the Portfolio’s exposure to currency risks, may also reduce the Portfolio’s ability to benefit from favorable changes
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in currency exchange rates. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

•	Derivatives Risk: The Underlying Funds’ use of derivatives may reduce the Portfolio’s returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of an Underlying Fund’s investments and make it more volatile. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, the fluctuations in the values of derivatives may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of an Underlying Fund to sell or otherwise close-out a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Underlying Funds to value accurately.

•	Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio. Because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to liquidate its holdings at the most optimal time, adversely affecting performance.

Because the Portfolio’s investments include shares of the ETFs, the Portfolio’s risks include the risks of each ETF. For this reason, the risks associated with investing in the Portfolio include the risks of investing in each ETF. The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track.

•	Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•	Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed income markets, making it more difficult to sell fixed income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment by the Underlying Fund’s possibly causing an Underlying Fund share price and total return to be reduced and fluctuate more than other types of investments.

•	Foreign Currency Risk: Exposure to foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

•	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments,
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less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

•	Growth Stock Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. The growth investing style can also fall out of favor, which may lead the Portfolio to underperform other funds that use different investing styles.

•	High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as "high-yield" or "junk" bonds, and unrated securities of similar credit quality involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

•	Investment Style Risk: Different investment styles may fall out of favor from time to time, which may cause the Portfolio to outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

•	Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

•	Large Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Limited History of Operations Risk: The Portfolio has a limited history of operations for investors to evaluate.

•	Management Risk: The Portfolio’s strategies may not produce the desired results, and may result in losses to the Portfolio.

•	Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

•	Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

•	Mortgage- and Asset-Backed Securities Risks: Mortgage- and asset-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. An Underlying Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying loans. To the Underlying Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Underlying Fund may have paid. Mortgage prepayments generally increase when interest rates fall. Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Underlying Fund’s share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to
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protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

•	Non-Diversification Risk: The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•	Portfolio Structure Risk: The Portfolio invests in Underlying Funds and incurs expenses related to each Underlying Fund. In addition, investors in the Portfolio will incur fees to pay for certain expenses related to the operations of the Portfolio.

•	Real Estate Related Securities Risk: The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning, and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values.

•	REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

•	Small Capitalization Securities Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization securities issuers may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

•	Sovereign Debt Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.

•	Underlying Fund Risk: Because the Portfolio’s investments include shares of the Underlying Funds, the Portfolio’s risks include the risks of each Underlying Fund.

•	U.S. Government Securities Risk: The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.

Performance: Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to contract holders semi-annually. Updated performance information will be available at no cost by calling the Portfolio toll-free at 1-877-881-7735.

Management: The Portfolio’s investment adviser is Global Atlantic Investment Advisors, LLC. The Portfolio’s sub-adviser is Wilshire Associates Incorporated.

Portfolio Manager	Title	Involved with Portfolio Since
Nathan Palmer, CFA	Managing Director of Wilshire	April 29, 2016
Anthony Wicklund, CFA, CAIA	Vice President of Wilshire	April 29, 2016

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by a separate account for your benefit and the benefit of other purchasers. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable annuity contract.

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Tax Information: It is the Portfolio's intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable annuity contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the Adviser may pay Forethought Life Insurance Company (“FLIC”) for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing FLIC and your salesperson to recommend a variable contract and the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

General Information about the Portfolios, Adviser and Sub-Adviser

This Prospectus describes four Portfolios, each a series of Forethought Variable Insurance Trust, a Delaware statutory trust (the "Trust"). Global Atlantic Investment Advisors, LLC (formerly Forethought Investment Advisors, LLC) (the “Adviser”) serves as each Portfolio's investment adviser. Wilshire Associates Incorporated (“Wilshire”) serves as sub-adviser to the Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio, Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio, Global Atlantic Wilshire Dynamic Growth Allocation Portfolio, and Global Atlantic Wilshire Dynamic Global Allocation Portfolio. The Portfolios are intended to be funding vehicles for variable annuity contracts offered by the separate accounts of Forethought Life Insurance Company (“FLIC”).

Individual variable annuity contract holders are not "shareholders" of each Portfolio. FLIC and its separate accounts are the shareholders or investors, although it will pass through voting rights to its variable annuity contract policy holders. Shares of the Portfolios are not offered directly to the general public.

Each Portfolio has its own distinct investment objectives, strategies and risks. The Adviser, under the supervision of the Board of Trustees, is responsible for the provision of all investment advisory and portfolio management services for the Portfolios including establishing and recommending modifications to each Portfolio's investment objectives, strategies, policies and restrictions. The Adviser may engage one or more sub-advisers to directly select of actively managed mutual funds (“Underlying Funds”) and passively managed exchange-traded funds (“ETFs”) in which the Portfolios invest. Each Portfolio invests within a specific segment (or portion) of the capital markets and invests in a wide variety of securities consistent with its investment objectives and style. The potential risks and returns of a Portfolio vary with the degree to which the Portfolio invests in a particular market segment and/or asset class.

INVESTMENT OBJECTIVES

Portfolio	Investment Objectives
Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio	The Portfolio seeks to provide current income and long-term capital appreciation.
Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio	The Portfolio seeks to provide long-term capital appreciation and current income.
Global Atlantic Wilshire Dynamic Growth Allocation Portfolio	The Portfolio seeks to provide long-term capital appreciation.
Global Atlantic Wilshire Dynamic Global Allocation Portfolio	The Portfolio seeks to provide long-term capital appreciation and current income.

The Portfolios’ investment objectives are non-fundamental policies and may be changed without shareholder approval by the Portfolios’ Board of Trustees upon 60 days’ written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

Investment Adviser's Investment Process

The Adviser pursues each Portfolio’s investment objectives by engaging a sub-adviser to select Underlying Funds and ETFs in which the Portfolios invest. Although Wilshire selects each Portfolio’s investments, the Adviser is responsible for all trading and investment execution activities. With respect to each Portfolio, on at least a quarterly basis, Wilshire will direct the Adviser to trade the Portfolio to align with target Underlying Fund and ETF allocations. The Adviser is responsible for rebalancing the Portfolios as frequently as daily based on, among other things, Wilshire’s investment selections and target allocations, market price movements of individual investments, cash flows into and out of a Portfolio and transaction costs.

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The Adviser reviews each Portfolio's performance by means of comparison to standard indices, which may be changed from time to time. From time to time, due to market conditions or other warranting conditions in the judgment of the portfolio managers, investment percentages may be adjusted or investments may be added, removed, or substituted. See the “Management – Investment Adviser” section of this Prospectus for additional information regarding the Adviser’s investment process.

Investors may purchase Underlying Funds and ETFs on their own behalf without investing through one of the Portfolios.

Wilshire’s Investment Process

Wilshire employs a “funds of funds” approach by investing in a combination of Underlying Funds and ETFs that, in turn, invest in multiple asset classes. This approach is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

Wilshire uses its dynamic view of the asset allocation process to create portfolios that seek the highest expected return at a particular level of risk. Wilshire’s asset allocation process seeks to add value by developing target allocations that provide capital appreciation through global exposure to a broad array of asset classes and investment strategies. Under normal conditions, the Portfolios’ assets are expected to be allocated according to the stated target allocations. Wilshire frequently refines its market assumptions and adjusts the Portfolios’ target allocations to Underlying Funds and ETFs to seek to ensure that the Portfolios maintain the optimal risk and return balance under varying market conditions.

The target allocations are subject to change through dynamic tilts (the percentage overweight and underweight relative to long-term strategic asset allocation targets) that emphasize asset classes and strategies that appear attractive and undervalued and de-emphasize asset classes and strategies that appear less attractive. Under normal conditions, these dynamic asset allocation views are reflected in Wilshire’s quarterly target allocations, but Wilshire will make ad-hoc changes intra-quarter if its dynamic views deem them appropriate. The basis for such dynamic views is developed in Wilshire’s Investment Strategy Committee, which is comprised of senior investment professionals across Wilshire’s portfolio management and manager research groups.

Wilshire’s rigorous quantitative and qualitative manager research process is applied to the Portfolios’ available investment universe when making Underlying Fund and ETF allocation decisions in order to seek out Wilshire’s highest conviction options.

Holdings and returns-based analyses are conducted on a quarterly and ad-hoc basis to monitor and assess each Portfolio’s performance, risks, and positioning. Ongoing monitoring includes frequent meetings with each Underlying Fund’s and ETF’s investment management team.

PRINCIPAL INVESTMENT RISKS

There is no assurance that a Portfolio will achieve its investment objectives. Each Portfolio's share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Portfolios. Risks could adversely affect the net asset value, total return and the value of a Portfolio and your investment. The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Portfolio's Portfolio Summary section of its Prospectus. The following risks apply to each Portfolio through its investments in Underlying Funds and ETFs (as applicable) (for purposes of this section, Underlying Funds and ETFs are together referred to as “Underlying Funds”) and directly in other investments, except as noted. References to a Portfolio’s investment in a particular instrument include direct investments and indirect investments through Underlying Funds and ETFs, as applicable.

Asset Allocation Risk. A Portfolio’s ability to achieve its investment objectives depends upon the Sub-Adviser’s skill in determining the Portfolio’s asset allocation, deciding to focus on certain asset classes and selecting the best

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combination of Underlying Funds and ETFs. Each Portfolio’s percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

Commodities Related Investments Risks. Exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. In addition, commodities related investments may be less liquid than other investments and are subject to the credit risks associated with their issuers, which may cause the value of these investments to decline if their issuers’ creditworthiness deteriorates.

Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Corporate Loans Risk. Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Currency Management Strategies Risk. Currency management strategies may substantially change the Portfolio’s exposure to currency exchange rates and could result in losses to the Portfolio if currencies do not perform as the Adviser expects. In addition, currency management strategies, to the extent that they reduce the Portfolio’s exposure to currency risks, may also reduce the Portfolio’s ability to benefit from favorable changes in currency exchange rates. There is no assurance that the Adviser’s use of currency management strategies will benefit the Portfolio or that they will be, or can be, used at appropriate times. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates, as opposed to hedging currency risks applicable to the Portfolio’s holdings, further increases the Portfolio’s exposure to foreign investment losses.

Derivatives Risk. The Underlying Funds’ use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Underlying Funds’ use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of an Underlying Fund to sell or otherwise close-out a derivatives position could expose the Underlying Fund to losses and could make derivatives more difficult for the Underlying Fund to value accurately. Derivatives typically give rise to a form of leverage and may expose an Underlying Fund to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act called for new regulation of derivatives markets, including the clearing and central trading of many standardized over-the-counter (“OTC”) derivative instruments deemed to be “swaps.” In December 2015, the SEC proposed new regulations relating to a mutual fund’s use of derivatives and related instruments. These and other regulatory developments relating to a mutual fund’s use of derivatives may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives and the Portfolios. The December 2015 proposed new regulations may also make a mutual fund’s use of derivatives more costly. There can be no assurance that any new governmental regulation will not adversely affect a Portfolio’s ability to achieve its investment result.

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•	Futures Risk. The Underlying Funds’ use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk, (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, an Underlying Fund may experience losses that exceed losses experienced by other mutual funds that do not use futures contracts.

Theoretically, an Underlying Fund’s losses could be unlimited. In addition, there may be imperfect correlation, or even no correlation, between price movements of futures contracts and price movements of investments in the underlying assets or investments for which the futures contracts are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. An Underlying Fund’s investment in exchange-traded futures and their accompanying costs could limit the Underlying Fund’s gains in rising markets relative to those of the Underlying Funds, or to those of other funds in general. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, an Underlying Fund may be unable to close-out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures hedging strategy adopted will succeed.

•	Leverage Risk. Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Portfolio is subject to the federal securities laws, including the Investment Company Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Portfolio must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.
•	Options Risk. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

Emerging Markets Risk. In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issuers. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. Emerging securities markets may have far lower trading volumes, less liquidity, and different clearance and settlement procedures than developed markets, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

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ETF Risk. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Portfolio. As a result, your cost of investing in a Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded at market prices like stocks listed on an exchange. Disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market may result in an ETF’s shares trading at significantly above (at a premium) or below (at a discount) to net asset value. There can be no assurance that an active trading market for an ETF’s shares will develop or be maintained. Trading may be halted, for example, due to market conditions. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio. Because the value of ETF shares depends on the demand in the market, the Portfolio’s holdings may not be able to be liquidated at the most optimal time, adversely affecting performance.

Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

Because certain Portfolios’ investments include shares of ETFs, such Portfolios’ risks include the risks of the relevant ETFs. For this reason, the risks associated with investing in such Portfolios include the risks of investing in the relevant ETF.

An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Equity Risk. The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities to which it has exposure. Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•	Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Fixed Income Risk. When a Portfolio indirectly invests in bonds and other fixed income securities, the value of your investment in the Portfolio will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed income markets, making it more difficult to sell fixed income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by an Underlying Fund possibly causing the Underlying Fund's share price and total return to be reduced and fluctuate more than other types of investments.

•	Credit Risk. There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of an
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Underlying Fund. Lower credit quality also will affect liquidity and make it difficult for an Underlying Fund to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the market's perception that an issuer is likely to default, tends to reduce the value and liquidity of securities held by an Underlying Fund, thereby reducing the value of the Portfolio’s investment in Underlying Fund shares. In addition, default may cause the Underlying Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

An Underlying Fund could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. An Underlying Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do.

•	Extension Risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

•	Income Risk. Because a Portfolio can only distribute what it earns, the Portfolio’s distributions to shareholders may decline when prevailing interest rates fall or when an Underlying Fund experiences defaults on debt securities it directly or indirectly holds. A Portfolio’s income generally declines during periods of falling interest rates because proceeds received from existing investments (upon their maturity, prepayment, amortization, call, or buy-back) are reinvested at a lower rate of interest or return.
•	Interest Rate Risk. Interest rate changes can be sudden and unpredictable and may expose fixed-income and related markets to heightened volatility. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall as compared with similar, newly issued fixed-income investments. Securities with longer maturities or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to these interest rate changes. The longer an Underlying Fund’s average weighted portfolio maturity, the greater the impact a change in interest rates will have on its share price. Interest rate risk is generally heightened during periods when prevailing interest rates are low or negative. During periods of very low or negative interest rates, an Underlying Fund may not be able to maintain positive returns. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase a Portfolio’s exposure to risks associated with rising interest rates.
•	Prepayment Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When an Underlying Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security, potentially lowering the Underlying Fund’s income, yield and its distributions to shareholders. Securities subject to prepayment may offer less potential for gains during a declining interest rate environment and have greater price volatility. Prepayment risk is greater in periods of falling interest rates.

Foreign Currency Risk. Exposure to foreign currency denominated securities will subject the Portfolio to currency trading risks that include market risk, interest rate risk and country risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market,

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restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the "old" currency worthless.

Foreign Investment Risk. Investing in foreign securities involves risks not typically associated with investing in securities or companies organized and operated in the United States that can increase the chances that a Portfolio will lose money. Such risks include adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Growth Stock Risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. The growth investing style may over time go in and out of favor. At times when the investing styles used by an Underlying Fund are out of favor, the Portfolio may underperform other funds that use different investing styles.

High-Yield Debt Securities Risk. Lower-quality bonds (including loans), known as "high-yield" or "junk" bonds, and unrated securities of similar credit quality involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as these issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These instruments may be worthless and an entire investment may be lost.

The prices of high-yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the issuer’s business or operations and to changes in the ratings assigned by rating agencies. In addition, the entire high-yield debt market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. Prices of corporate high-yield debt securities often are closely linked with the company’s stock prices and typically rise and fall in response to factors that affect stock prices.

High-yield debt securities are generally less liquid than higher-quality securities. Many of these securities are not registered for sale under the federal securities laws and/or do not trade frequently. When they do trade, their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the ability to sell securities in response to specific economic events or to meet redemption requests. As a result, high-yield debt securities generally pose greater illiquidity and valuation risks.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) may fall out of favor from time to time, depending upon market and economic conditions as well as investor sentiment. The Underlying Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Issuer Risk. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Large Cap Risk. Large cap stocks tend to go in and out of favor based on market and economic conditions. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. During a period when large cap stocks fall behind other types of investments, a Portfolio’s performance may also lag those investments.

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Limited History of Operations Risk. Each Portfolio has a limited history of operations. Mutual funds and their advisers are subject to restrictions and limitations imposed by the 1940 Act and the Internal Revenue Code that do not apply to an adviser’s management of individual and institutional accounts.

Management Risk. Each Portfolio is subject to the risk that the methods and analyses employed may not produce the desired results. In addition, each Portfolio is subject to the risk that the sub-adviser’s judgments about the Portfolio’s investments may prove to be incorrect and may not produce the desired results. Any of these activities could cause a Portfolio to lose value or its investment results to lag relevant benchmarks or other mutual funds with similar objectives. The sub-adviser’s dependence on certain Underlying Funds and judgments about the attractiveness, value and potential appreciation of particular Underlying Funds in which certain Portfolios invest may prove to be incorrect and may not produce the desired results.

Market Risk. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. An Underlying Fund may experience a substantial or complete loss on any individual security. The global financial crisis that began in 2008 caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. Governmental and non-governmental issuers (notably in Europe) defaulted on, or were forced to restructure their debts; and many other issuers faced difficulties obtaining credit or refinancing existing obligations. These market conditions may be repeated or continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. More recently, however, the Federal Reserve raised interest rates in the United States. It is possible that there will be less government intervention in the future to maintain low interest rates or that action will be taken to raise interest rates further. Changes in market conditions and government intervention may have adverse effects on an Underlying Fund’s investments and performance, including with respect to the volatility, value and liquidity of certain investments. This environment could make identifying investment risks and opportunities especially difficult for the sub-adviser. Whether or not the Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio's investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed-income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed-income markets.

Mid Cap Risk. The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, medium capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over the-counter or listed on an exchange and may or may not pay dividends.

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Mortgage- and Asset-Backed Securities Risks. Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. An Underlying Fund may directly or indirectly receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Underlying Fund this means a loss of anticipated interest, and a portion of its direct or indirect principal investment represented by any premium paid. Mortgage prepayments generally increase when interest rates fall.

Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Underlying Fund’s share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes.

In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA acts as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear how long the conservatorship will last or what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac for the long-term.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks. Further, recently-adopted rules implementing credit risk retention requirements for asset-backed securities may increase the costs to originators, securitizers and, in certain cases, collateral managers of securitization vehicles in which the Portfolios may indirectly invest. Although the impact of these requirements is uncertain, certain additional costs may be passed to a Portfolio and the Portfolio’s indirect investments in asset-backed securities may be adversely affected.

Non-Diversification Risk. The Portfolio is non-diversified, which means that a large number of its assets are invested in a small number of issuers. In contrast, a diversified fund invests its assets in a much larger number of issuers, reducing the likelihood that adversely affected issuers will impact a portfolio’s performance. The Portfolio therefore has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer due to the amount of assets tied to a small number of issuers.

Portfolio Structure Risk. The Portfolios invest in Underlying Funds and incur expenses related to each investment. In addition, investors in the Portfolio will incur fees to pay for certain expenses related to the operations of the Portfolio. An investor holding an Underlying Fund directly would incur lower overall expenses but would not receive the benefit of active management of the Portfolio or the specific strategy offered in the Portfolio.

Real Estate Related Securities Risk. The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning, and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If an Underlying Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Underlying Fund will be particularly subject to the risks associated with that area or property type. Many issuers of real estate related securities are highly leveraged, which increases the risk to holders of such securities.

REIT Investment Risk. Investments in REITs involve unique risks in addition to the risks facing real-estate related securities, such as a decline in property values due to increased vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Small Capitalization Securities Risk. The securities of small capitalization companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger

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capitalization companies. Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization securities issuers may have more limited product lines, markets and financial resources and may depend on a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may not pay dividends.

Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Underlying Fund Risk. The Portfolio’s assets are invested in the Underlying Funds, causing the Portfolio’s performance to be directly related to the performance of the Underlying Funds. There can be no assurance that the investment objectives of the Underlying Funds will be achieved. In addition, because each Portfolio’s investments include shares of the Underlying Funds, the Portfolio’s risks include the risks of each Underlying Fund.

U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by an Underlying Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.

Temporary Investments: To respond to adverse market, economic, political or other conditions, each Portfolio may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. Depending on prevailing market conditions, each Portfolio may be invested in these instruments for extended periods. These short-term debt securities and money market instruments may include shares of other mutual funds, commercial paper, certificates of deposit, bankers' acceptances, U.S. government securities and repurchase agreements. While a Portfolio is in a defensive position, the opportunity to achieve its investment objectives will be limited. Furthermore, to the extent that a Portfolio invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro rata portion of such money market funds' advisory and operational fees. A Portfolio may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure: A description of the Portfolios' policies regarding the release of portfolio holdings information is available in the Portfolios' Statement of Additional Information.

Cybersecurity: The computer systems, networks and devices used by the Portfolios and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Portfolios and their service providers, systems, networks, or devices potentially can be breached. The Portfolios and their shareholders could be negatively impacted as a result of a cybersecurity breach or a cybersecurity breakdown of the Portfolios’ or their service providers’ systems. Although the Portfolios and their service providers may have established business continuity plans and systems designed to reduce the risks or adverse effects associated with cyber attacks, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the

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Portfolios’ business operations, potentially resulting in financial losses; interference with the Portfolios’ ability to calculate their NAV; impediments to trading; the inability of the Portfolios, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Although the Portfolios and their service providers may have established business continuity plans and systems designed to reduce the risks or adverse effects associated with cyber attacks, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Portfolios engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

Investment Adviser

Global Atlantic Investment Advisors, LLC, located at 300 North Meridian Street, Suite 1800, Indianapolis, Indiana 46204, serves as investment adviser to the Global Atlantic Portfolios. Subject to the oversight of the Portfolios’ Board of Trustees, the Adviser is responsible for the provision of all investment advisory and portfolio management services for the Portfolios including establishing and recommending modifications to each Portfolio's investment objectives, strategies, policies and restrictions. The Adviser has the responsibility, subject to oversight by the Board of Trustees, for the selection and oversight of the Portfolios’ sub-adviser, including recommending for the Board’s consideration the termination and replacement of any sub-adviser. The Portfolios’ sub-adviser is responsible for selecting the Portfolios’ investments, but the Adviser is responsible for all trading and investment execution activities. As part of its ongoing oversight of each Portfolio’s sub-adviser, the Adviser is responsible for monitoring the sub-adviser’s performance and adherence to each Portfolio's investment objectives, strategies, policies and restrictions as well as the sub-adviser’s compliance and operational matters. The Adviser is also responsible for voting proxies with respect to the Portfolios’ investments.

The Adviser is also responsible for overseeing the administration of the affairs of the Portfolios by various service providers, including, but not limited to, (i) financial administrative services related to the preparation of shareholder reports, evaluation of internal financial controls and the preparation and filing of periodic financial reporting regulatory documentation, (ii) compliance, legal and other regulatory services, and (iii) certain tax services related to the calculation of distributions, the preparation of tax disclosures, tax returns and shareholder reporting.

The Adviser and the Portfolios were granted an exemptive order from the Securities and Exchange Commission that allows the Adviser to hire a new sub-adviser or sub-advisers and/or change a sub-adviser or sub-advisers without shareholder approval. The Adviser has the ultimate responsibility, subject to oversight by the Board of Trustees, to oversee each sub-adviser and recommend its hiring, termination and replacement. Within 90 days after hiring any new sub-adviser, the applicable contract holders will receive information about the new sub-advisory relationship.

The Adviser registered with the SEC as an investment adviser in 2013. The Adviser is a wholly-owned subsidiary of Forethought Financial Group, Inc. Forethought Financial Group, Inc. is an indirect, wholly-owned subsidiary of Global Atlantic Financial Group.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreements and sub-advisory agreements with respect to each Portfolio contained in this prospectus will be available in the Portfolios’ annual or semi-annual report when first published.

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For each Portfolio, the table below shows the annual advisory fee as a percentage of average daily net assets that the Adviser is entitled to receive, on a monthly basis, pursuant to the investment advisory agreement.

Portfolio	Advisory Fee
Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio	0.360% on first $500 million 0.350% on next $500 million 0.340% on next $2 billion 0.330% on next $2 billion 0.310% over $5 billion
Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio	0.360% on first $500 million 0.350% on next $500 million 0.340% on next $2 billion 0.330% on next $2 billion 0.310% over $5 billion
Global Atlantic Wilshire Dynamic Growth Allocation Portfolio	0.360% on first $500 million 0.350% on next $500 million 0.340% on next $2 billion 0.330% on next $2 billion 0.310% over $5 billion
Global Atlantic Wilshire Dynamic Global Allocation Portfolio	0.360% on first $500 million 0.350% on next $500 million 0.340% on next $2 billion 0.330% on next $2 billion 0.310% over $5 billion

The Portfolios' Adviser has contractually agreed to waive its advisory fees and to reimburse Portfolio expenses at least until February 28, 2018 so that the total annual operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) of a Portfolio do not exceed the following levels of the daily average net assets attributable to each respective class of shares. The expense reimbursement is subject to possible recoupment from the Portfolios in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the following expense limits.

Portfolio	Expense Limit
Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio	0.75%
Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio	0.75%
Global Atlantic Wilshire Dynamic Growth Allocation Portfolio	0.75%
Global Atlantic Wilshire Dynamic Global Allocation Portfolio	0.75%

This agreement may be terminated only by the Portfolios’ Board of Trustees, on 60 days’ written notice to the Adviser. Fee waiver and reimbursement arrangements can decrease the Portfolios’ expenses and boost their performance.

Additional Compensation to Adviser

The Adviser or its affiliates may receive compensation from managers of Underlying Funds in which certain Portfolios invest.  This compensation may create a conflict of interest for the Adviser in the selection of Underlying Funds for investment by the Portfolio.  However, the Adviser will voluntarily reduce the amount of its compensation under its Advisory Agreement with the Portfolio by the amount of compensation received from managers of Underlying Funds. The minimum amount of this waiver, until at least April 30, 2017, for each Portfolio is based on estimated amounts expected to be received during the current fiscal year. As a reasonable estimate cannot currently

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be made, the minimum is currently set at 0.00% for each Portfolio.  The actual amount of each waiver may be higher to the extent the payments exceed the Adviser’s estimates, but it will not be lower.  These waivers are not subject to recoupment by the Adviser. The waivers may be terminated only by the Portfolio's Board of Trustees, on 60 days’ written notice to the Adviser.

Sub-Adviser

Wilshire Associates Incorporated is a registered investment adviser organized in California. Wilshire is comprised of four business units: Wilshire Analytics, Wilshire Consulting, Wilshire Funds Management, and Wilshire Private Markets. As of December 31, 2015, the Wilshire Funds Management business unit advises on more than $148 billion in assets. Wilshire is located at 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401. The sub-adviser shall be paid by the Adviser, not the Portfolios. A discussion regarding the basis for the Board of Trustees’ approval of the sub-advisory agreement between the Adviser and Wilshire will be available in the Portfolios’ annual or semi-annual report when first published.

Portfolio Managers

Nathan Palmer, CFA

Managing Director of Wilshire

Mr. Palmer joined Wilshire in January 2011, and currently serves as the head of portfolio management for Wilshire Funds Management. Mr. Palmer has more than 18 years of industry experience and is responsible for creating multi-asset class, multi-manager investment solutions for financial intermediary clients.

Mr. Palmer graduated Phi Beta Kappa and cum laude from the University of Washington with a BA in business administration. He holds an MBA with High Distinction from the Stern School of Business, New York University, graduating as an Armando John Garville Memorial Scholar. Mr. Palmer holds the Chartered Financial Analyst designation and is an active member of the CFA Institute and the CFA Society of Los Angeles, where he currently serves as Vice President and Governor of the Board.

Anthony Wicklund, CFA, CAIA

Vice President of Wilshire

Mr. Wicklund joined Wilshire in January 2013, and currently serves as a portfolio manager with Wilshire Funds Management. From 2005 to 2012, Mr. Wicklund was with Convergent Wealth Advisors, where his duties including portfolio construction, manager research as well as leading the firm’s investment risk management and operational due diligence efforts as the Director of Risk Management. He has more than 14 years of industry experience.

Mr. Wicklund earned his Bachelor of Science in Business Administration from the University of Oregon. He also earned an MBA from the Marshall School of Business at the University of Southern California. Mr. Wicklund holds the Chartered Financial Analyst and Chartered Alternative Investment Analyst designations, and is a member of the CAIA Los Angeles Executive Committee.

HOW SHARES ARE PRICED

The public offering price and Net Asset Value ("NAV") of Portfolio shares are determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business. NAV is computed by determining the aggregate market value of all assets of a Portfolio less its liabilities divided by the total number of the Portfolio's shares outstanding, on a per-class basis ((Asset minus liabilities)/number of shares=NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the per-class expenses and fees of a Portfolio, including investment advisory, administration, and distribution fees, if any, which are accrued daily. The determination of NAV of a Portfolio for a particular day is applicable to all applications for

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the purchase of shares, as well as all requests for the redemption of shares, received by the Portfolio (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities are valued each day at the last quoted sales price on each security's principal exchange. Securities traded or dealt in on one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. In these cases, the Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly.

The Portfolios may use independent pricing services to assist in calculating the value of each Portfolio's securities. With respect to foreign securities that are primarily listed on foreign exchanges or that may trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio's holdings may change on days when you may not be able to buy or sell Portfolio shares. In computing the NAV of the Portfolio, the Adviser values foreign securities held by the Portfolio, if any, at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the investment portfolio occur before the Portfolio prices its shares, the security will be valued at fair value. For example, if trading in a security is halted and does not resume before the Portfolio calculates its NAV, the Adviser may need to price the security using the Portfolio's fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Portfolio's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio's NAV by short-term traders.

With respect to any portion of a Portfolio's assets that is invested in one or more open-end management investment companies that are registered under the 1940 Act (mutual funds), the Portfolio's net asset value is calculated based upon the net asset values of the mutual funds in which the Portfolio invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Each Portfolio relies on various sources to calculate its NAV. Therefore, each Portfolio is subject to certain operational risks associated with reliance on third-party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the Portfolio’s NAV and/or the inability to calculate NAV over extended time periods. The Portfolios may be unable to recover any losses associated with such failures.

HOW TO PURCHASE AND REDEEM SHARES

As described earlier in this Prospectus, shares of each Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company (“FLIC”). You and other purchasers of variable annuity contracts will not own shares of a Portfolio directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts. All investments in a Portfolio are credited to the shareholder's account in the form of full or fractional shares of the Portfolio. The Portfolios do not issue share certificates. Separate accounts may redeem shares to make benefit or surrender payments to you and other purchasers of variable annuity contracts or for other reasons described in the separate account prospectus that you

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received when you purchased your variable annuity contract. Redemptions are processed on any day on which the Portfolios are open for business.

When Orders are Processed

Shares of the Portfolios are sold and redeemed at their current NAV per share without the imposition of any sales commission or redemption charge, although certain sales and other charges may apply to the annuity contracts. These charges are described in the applicable product prospectus. Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by FLIC, in good order. All requests received in good order, which typically requires an account number and other identifying information, before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open will be executed on that same day. Requests received after the close of regular trading on the NYSE, or on any day the NYSE is closed, will be processed on the next business day. FLIC is responsible for properly transmitting purchase orders and federal funds to a Portfolio.

The USA PATRIOT Act requires financial institutions, including the Portfolios, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. You will be required by FLIC to supply certain information, such as your full name, date of birth, social security number and permanent street address. This information will assist them in verifying your identity. As required by law, FLIC may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

TAX CONSEQUENCES

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). If so qualified, a Portfolio generally is not subject to federal income tax on that part of its taxable income that it distributes to the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains to the separate accounts.

Generally, owners of variable annuity contracts are not taxed currently on income or gains by the separate accounts realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Shares of the Portfolios are offered to the separate accounts of FLIC. Separate accounts are insurance company separate accounts that fund the annuity contracts. Under the Code, the insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity contracts. In order for shareholders to receive the favorable tax treatment available to holders of variable annuity contracts, the separate accounts, as well as the Portfolio, must meet certain diversification requirements. If a Portfolio does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. The diversification requirements are discussed below.

Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on each Portfolio. Each Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on a Portfolio by Subchapter M and the 1940 Act. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by "safe harbor" rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

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Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer. If a Portfolio does not satisfy the section 817(h) requirements, income on the variable annuity contracts may become currently taxable to the contract holders. See the prospectuses for the policies and annuity contracts.

For a more complete discussion of the taxation of the life insurance company and the separate accounts, as well as the tax treatment of the annuity contracts and the holders thereof, see the prospectus for the applicable annuity contract.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisors for more information.

DIVIDENDS AND DISTRIBUTIONS

All dividends are distributed to the separate accounts on an annual basis and will be automatically reinvested in each Portfolio's shares unless an election is made on behalf of a separate account or other shareholder to receive some or all of the dividends in cash. Dividends are not taxable as current income to you or other purchasers of variable annuity contracts.

FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES

Each Portfolio discourages and does not accommodate market timing. Frequent trading into and out of a Portfolio can harm contract holders by disrupting the Portfolio's investment strategies, increasing Portfolio expenses, decreasing tax efficiency and diluting the value of shares held by long-term contract holders. Each Portfolio that invests in Underlying Funds or ETFs that hold foreign securities is at greater risk of market timing because the Underlying Fund or ETF holding foreign securities may, itself, be subject to time zone market timing because of differences between hours of trading between U.S. and foreign exchanges. Each Portfolio is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Portfolios' Board has approved policies that seek to curb these disruptive activities while recognizing that contract holders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change.

Each Portfolio reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when a shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Portfolios nor the Adviser, nor sub-adviser will be liable for any losses resulting from rejected purchase or exchange orders. The Adviser may request that FLIC also bar an investor who has violated these policies (and the investor's financial adviser) from opening new accounts with a Portfolio.

Because purchase and sale transactions are submitted to a Portfolio on an aggregated basis by the insurance company issuing the variable annuity contract, the Portfolio is not able to identify market timing transactions by individual variable annuity contract. Short of rejecting all transactions made by a separate account, the Portfolio lacks the ability to reject individual short-term trading transactions. The Portfolio, therefore, has to rely upon the insurance company to police restrictions in the variable annuity contracts or according to the insurance company's administrative policies. Each Portfolio has entered into an information sharing agreement with the insurance company.  Under this agreement, the insurance company is obligated to (i) furnish each Portfolio, upon its request, with information regarding contract holder trading activities in shares of the Portfolio; and (ii) restrict or prohibit further purchases of a Portfolio’s shares by a contract holder that has been identified by the Portfolio as having engaged in transactions that violate the Portfolio’s policies.

Each Portfolio will seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company to determine whether or not short-term trading is involved. When information

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regarding transactions in a Portfolio's shares is requested by the Portfolio and such information is in the possession of a person that is itself a financial intermediary to the insurance company (an "indirect intermediary"), the insurance company is obligated to obtain transaction information from the indirect intermediary or, if directed by the Portfolio, to restrict or prohibit the indirect intermediary from purchasing shares of the Portfolio on behalf of the contract or policy owner or any other persons. The Portfolios will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts because information about trading is received on a delayed basis and there can be no assurances that a Portfolio will be able to do so. In addition, the right of an owner of a variable annuity product to transfer among sub-accounts is governed by a contract between the insurance company and the owner. Many of these contracts limit the number of transfers that a contract owner may make among the available investment options. The terms of these contracts, the presence of financial intermediaries (including the insurance company) between a Portfolio and the contract and policy holders and other factors such as state insurance laws may limit the Portfolio's ability to deter market timing. Multiple tiers of such financial intermediaries may further compound a Portfolio's difficulty in deterring such market timing activities. Variable annuity contract holders should consult the prospectus for their variable annuity contract for additional information on contract level restrictions relating to market timing.

DISTRIBUTION OF SHARES

Distributor: Northern Lights Distributors, LLC (“Northern Lights”) is the distributor for the shares of the Portfolios. Northern Lights is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Shares of the Portfolios are offered on a continuous basis.

Distribution Fees: Each Portfolio has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 (the "Plan") under the 1940 Act with respect to the sale and distribution of shares of each Portfolio. Shareholders of a Portfolio pay annual 12b-1 expenses of up to 0.25%. A portion of the fee payable pursuant to the Plan, equal to up to 0.25% of the average daily net assets, may be characterized as a service fee as such term is defined under Rule 2830 of the FINRA Conduct Rules. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

The Portfolios' distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Portfolio shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of each Portfolio's shares to other than current contract holders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional Compensation to Financial Intermediaries: The Portfolios' distributor, its affiliates, and the Portfolios' Adviser may, at their own expense and out of their own legitimate profits, provide additional cash payments to FLIC for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing FLIC and your salesperson to recommend a variable contract and the Portfolio over another investment. These payments may be in addition to the Rule 12b-1 fees that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and FLIC management representatives, inclusion of a Portfolio on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where FLIC provides shareholder services to Portfolio contract holders. The distributor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

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Householding: To reduce expenses, the Portfolios mail only one copy of the Summary Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolios at 1-877-881-7735 on days the Portfolios are open for business or contact your financial institution. The Portfolios will begin sending you individual copies thirty days after receiving your request.

VOTING AND MEETINGS

FLIC, as issuer of your variable contract, will solicit voting instructions from you and other purchasers of variable annuity contracts with respect to any matters that are presented to a vote of shareholders. The insurance company may be required to vote shares, including those held directly by the insurance company and its affiliates, on a proportional basis, which means that for shares outstanding for which it receives no instructions, the insurance company will vote those shares in the same proportion as the shares for which it did receive instructions (either for or against a proposal). To the extent the insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable annuity contract owners would be able to determine the outcome of a matter. Each Portfolio will vote separately on matters relating solely to that Portfolio or which affects that Portfolio differently. However, all shareholders will have equal voting rights on matters that affect all Portfolios equally. Shareholders shall be entitled to one vote for each share held.

The Portfolios do not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove Trustees, change a Portfolio's fundamental investment policies, or approve an investment advisory contract. Unless required otherwise by applicable laws, one third of the outstanding shares constitute a quorum (or one third of a Portfolio or class if the matter relates only to the Portfolio or class).

FINANCIAL HIGHLIGHTS

The Portfolios have not yet commenced operations and, therefore, have not yet produced financial statements. Once produced, you can obtain a copy of the financial statements contained in the Portfolios’ Annual or Semi-Annual Report without charge by calling the Portfolios at 1-877-881-7735.

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PRIVACY NOTICE

FACTS	WHAT DOES FORETHOUGHT VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

◻ Social Security number and wire transfer instructions

◻ account transactions and transaction history

◻ investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Forethought Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Forethought Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don't share
For joint marketing with other financial companies.	NO	We don't share
For our affiliates' everyday business purposes - information about your transactions and records.	NO	We don't share
For our affiliates' everyday business purposes - information about your credit worthiness.	NO	We don't share
For nonaffiliates to market to you	NO	We don't share

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QUESTIONS?	Call 1-402-493-4603

What we do :
How does Forethought Variable Insurance Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Forethought Variable Insurance Trust collect my personal information?

We collect your personal information, for example, when you

◻ open an account or deposit money

◻ direct us to buy securities or direct us to sell your securities

◻ seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only:

◻ sharing for affiliates' everyday business purposes – information about your creditworthiness.

◻ affiliates from using your information to market to you.

◻ sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◻ Forethought Variable Insurance Trust has no affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

◻ Forethought Variable Insurance Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◻ Forethought Variable Insurance Trust does not jointly market.

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Adviser	Global Atlantic Investment Advisors, LLC 300 North Meridian Street Suite 1800 Indianapolis, Indiana 46204	Distributor	Northern Lights Distributors, LLC 17605 Wright Street Omaha, Nebraska 68130
Sub-Adviser	Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401	Administrator, Transfer Agent and Fund Accountant	Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130
Custodian	MUFG Union Bank, N.A. 400 California Street San Francisco, CA 94104	Independent Registered Public Accounting Firm	RSM US LLP (formerly, McGladrey LLP) 555 Seventeenth Street, Suite 1000 Denver, Colorado 80202
Legal Counsel	Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110

Additional information about the Portfolios is included in the Portfolios' Statement of Additional Information dated April 29, 2016 (the "SAI"). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Trust's policies and management. Additional information about the Portfolios’ investments will also be available in the Portfolios’ Annual and Semi-Annual Reports to Shareholders.

To obtain a free copy of the SAI and, when issued, the Annual and Semi-Annual Reports to Shareholders, or make general inquiries about the Portfolios by calling the Portfolios (toll-free) at 1-877-881-7735, or by writing to:

Global Atlantic Portfolios

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

Information is also available at www.globalatlantic.com.

You may review and obtain copies of the Portfolios' information at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Portfolios are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-22865

22127012.6.BUSINESS

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Statement of Additional Information

April 29, 2016

Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio

Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio

Global Atlantic Wilshire Dynamic Growth Allocation Portfolio

Global Atlantic Wilshire Dynamic Global Allocation Portfolio

Class II shares

Each a series of the Forethought Variable Insurance Trust

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the Prospectus of the Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio, Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio, Global Atlantic Wilshire Dynamic Growth Allocation Portfolio and Global Atlantic Wilshire Dynamic Global Allocation Portfolio (individually a “Portfolio,” collectively the “Portfolios”) dated April 29, 2016. The Prospectus may be obtained without charge by contacting the Portfolios’ Transfer Agent, Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, Nebraska 68130, or by calling 1-877-881-7735.

THE PORTFOLIOS	2
TYPES OF INVESTMENTS	3
INVESTMENT RESTRICTIONS	42
POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS	44
MANAGEMENT	46
CONTROL PERSONS AND PRINCIPAL HOLDERS	53
INVESTMENT ADVISER AND SUB-ADVISER	53
DISTRIBUTION AND SHAREHOLDER SERVICES PLAN	57
PORTFOLIO MANAGERS	58
ALLOCATION OF PORTFOLIO BROKERAGE	59
PORTFOLIO TURNOVER	60
OTHER SERVICE PROVIDERS	60
DESCRIPTION OF SHARES	63
ANTI-MONEY LAUNDERING PROGRAM	63
PURCHASE, REDEMPTION AND PRICING OF SHARES	64
TAX STATUS	68
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	70
LEGAL COUNSEL	71
FINANCIAL STATEMENTS	71
APPENDIX A - DESCRIPTION OF BOND RATINGS	72
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES	77

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THE PORTFOLIOS

The Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio, Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio, Global Atlantic Wilshire Dynamic Growth Allocation Portfolio and Global Atlantic Wilshire Dynamic Global Allocation Portfolio comprise four series of Forethought Variable Insurance Trust, a Delaware statutory trust organized on June 17, 2013 (the “Trust”). Each Portfolio is managed by Global Atlantic Investment Advisors, LLC (the “Adviser”). Each Portfolio is sub-advised by Wilshire Associates Incorporated (“Wilshire” or the “Sub-Adviser”).

The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Portfolios may issue an unlimited number of shares of beneficial interest in one or more share classes. All shares of a Portfolio have equal rights and privileges. Each share of a Portfolio is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of a Portfolio is entitled to participate equally with other shares on a per class basis (i) in dividends and distributions declared by the Portfolio and (ii) on liquidation of its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Portfolios are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Portfolios’ investment objectives, restrictions and policies are more fully described here and in the Portfolios’ Prospectus. The Board may organize other series and offer shares of a new fund under the Trust at any time. The Portfolios are non-diversified series of the Trust.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the federal securities laws.

The Portfolios’ shares are only offered on a continuous basis to Forethought Life Insurance Company variable annuity insurance contracts (“Contracts”).

For a description of the methods used to determine the share price and value of the Portfolios’ assets, see “How Shares are Priced” in the Portfolios’ Prospectus and “Purchase, Redemption and Pricing of Shares” in this Statement of Additional Information.

The Prospectus and this SAI do not purport to create any contractual obligations between the Trust or the Portfolios and their respective beneficial owners. Further, beneficial owners are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Portfolios, including contracts with the Adviser or other parties who provide services to the Portfolios.

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TYPES OF INVESTMENTS

The investment objective of each Portfolio and a description of its principal investment strategies are set forth under “Risk/Return Summary” in the Prospectus. Each Portfolio’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Portfolio.

The following pages contain more detailed information about the types of instruments in which a Portfolio may invest provided the investments are consistent with the Portfolio’s investment objectives and policies. References to a Portfolio’s investment in a particular instrument include indirect investments through Underlying Funds and exchange-traded funds (“ETFs”), as applicable.

Equity Securities

General. Equity securities in which a Portfolio may invest include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options, and rights or equity interests in trusts, partnerships, joint ventures or similar enterprises. The Portfolios may also invest in ETFs and other investment companies that hold a portfolio of equity securities. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Preferred Stock. The Portfolios may invest in preferred stock with no minimum credit rating. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.

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Small Capitalization Securities. A Portfolio may invest in equity securities of companies with smaller market capitalizations. Small capitalization securities are often less marketable than securities of larger or more well-established companies because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. In addition, small market capitalization stocks are subject to increased price volatility and may be more vulnerable to adverse business and economic developments.

Convertible Securities. A convertible security is generally a debt obligation, preferred stock or other security that may be converted within a specified period of time into a certain amount of common stock of the same or of a different issuer. The conversion may occur at the option of the investor in or issuer of the security, or upon a predetermined event. A convertible security typically provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a traditional fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is usually not as sensitive to interest rate changes as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock. Convertible securities are also subject to risks that affect debt securities in general.

Although less than an investment in the underlying stock, the potential for gain on an investment in a convertible security is greater than for similar non-convertible securities. As a result, a lower yield is generally offered on convertible securities than on otherwise equivalent non-convertible securities. There is no guarantee that the Portfolio will realize gains on a convertible security in excess of the foregone yield it accepts to invest in such convertible security.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to the company’s common stock, but may be subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible security. However, if the convertible security is redeemable and the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock.

If the convertible security is issued by an investment bank or other sponsor, the security is an obligation of and is convertible through, the issuing investment bank. However, the common stock received upon conversion is of a company other than the investment bank or sponsor. The issuer of a convertible security may be important in determining the security’s true value. This is because the holder of a convertible security will have recourse only to the issuer.

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Enhanced convertible securities. In addition to “plain vanilla” convertible securities, a number of different structures have been created to fit the characteristics of specific investors and issuers. Examples of these features include yield enhancement, increased equity exposure or enhanced downside protection. From an issuer’s perspective, enhanced structures are designed to meet balance sheet criteria, maximize interest/dividend payment deductibility and reduce equity dilution. Examples of enhanced convertible securities include mandatory convertible securities, convertible trust preferred securities, exchangeable securities, and zero coupon and deep discount convertible bonds.

Convertible preferred stock. A convertible preferred stock is usually treated like a preferred stock for the Portfolio’s financial reporting, credit rating and investment policies and limitations purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer’s failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer’s business prospects for an indefinite period of time. Distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for tax purposes. Investments in convertible preferred stock, as compared to the debt obligations of an issuer, generally increase the Portfolio’s exposure to the credit risk of the issuer and market risk generally, because convertible preferred stock will fare more poorly if the issuer defaults or markets suffer.

Convertible Security Risks. An investment in a convertible security may involve risks. The Portfolio may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Portfolio’s ability to dispose of a security when necessary to meet the Portfolio’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Portfolio to obtain market quotations based on actual trades for purposes of valuing the Portfolio’s portfolio. Although the Portfolio intends to acquire convertible securities that the investment manager considers to be liquid (i.e., those securities that the investment manager determines may be sold on an exchange, or an institutional or other substantial market), there can be no assurances that this will be achieved. Certain securities and markets can become illiquid quickly, resulting in liquidity risk for the Portfolio. The Portfolio will also encounter difficulty valuing convertible securities due to illiquidity or other circumstances that make it difficult for the Portfolio to obtain timely market quotations based on actual trades for convertible securities. Convertible securities may have low credit ratings, which generally correspond with higher credit risk to an investor like the Portfolio. The Portfolios may invest in convertible securities with no minimum credit rating.

Warrants. The Portfolios may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of

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the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Depositary Receipts. Many securities of foreign issuers are represented by American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”) (collectively, depositary receipts). Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S.

ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Portfolio will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

Depositary receipts may reduce some but not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts are still subject to the political and economic risks of the underlying issuer’s country and are still subject to foreign currency exchange risk. Depositary receipts will be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts and generally bears the costs of the facility. In unsponsored programs, the issuer may not be directly involved in the creation of the program and holders generally bear the costs of the facility. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. An unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Portfolio’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Portfolio will be exposed to additional credit risk. Many of the risks described below regarding foreign securities apply to investments in depositary receipts.

Initial Public Offerings. A Portfolio may invest in initial public offerings (“IPOs”) of equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for a Portfolio. However, there is no assurance that a Portfolio will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performances. The investment performance of a Portfolio during periods

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when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Portfolio is able to do so. In addition, as a Portfolio increases in size, the impact of IPOs on the Portfolio’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering. When an initial public offering is brought to the market, availability may be limited and a Portfolio may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.

Foreign Securities

General. The Portfolios may invest indirectly in foreign securities and in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Portfolios by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Portfolios held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent a Portfolio’s currency exchange transactions do not fully protect the Portfolio against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Portfolio will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Portfolios’ assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Portfolio invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Portfolio’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Foreign Currency Transactions

A Portfolio that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options, and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (“forwards”). A Portfolio may engage in these transactions in order to protect against uncertainty in the level of

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future foreign exchange rates in the purchase and sale of securities. A Portfolio also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Portfolio against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation or “earmarking” of assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees, and are marked to market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards may be used primarily to adjust the foreign exchange exposure of a Portfolio with a view to protecting the outlook, and a Portfolio may be expected to enter into such contracts under the following circumstances:

Lock In. When a Portfolio seeks to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

Cross Hedge. If a particular currency is expected to decrease against another currency, a Portfolio may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Portfolio’s portfolio holdings denominated in the currency sold.

Direct Hedge. If a Portfolio wants to eliminate substantially all of the risk of owning a particular currency, and/or if the Sub-Adviser thinks a Portfolio can benefit from price appreciation in a given country’s bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Portfolio would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Portfolio would hope to benefit from an increase (if any) in value of the bond.

Proxy Hedge. The Sub-Adviser may choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Portfolio, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the United States and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

Costs of Hedging. If a Portfolio purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be

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substantially reduced or lost if the Portfolio were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar. It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Portfolio’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Portfolio’s net asset value per share. The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Portfolio may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the Sub-Adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a Portfolio in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a Portfolio will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder. Under definitions adopted by the Commodity Futures Trading Commission (“CFTC”) and the Securities and Exchange Commission (“SEC”), many non-deliverable foreign currency forwards will be considered swaps for certain purposes, including determination of whether such instruments need to be exchange-traded and centrally cleared. These changes are expected to reduce counterparty risk as compared to bi-laterally negotiated contracts. Certain Portfolios may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

Tax Consequences of Hedging. Under applicable tax law, a Portfolio may be required to limit its gains from hedging in foreign currency forwards, futures, and options. Although a Portfolio is expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging also may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code of 1986, as amended (the “Code”). Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by a Portfolio and could affect whether dividends paid by a Portfolio are classified as capital gains or ordinary income.

Emerging Markets Securities. The Portfolios may invest indirectly in and purchase ETFs and other mutual funds that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include, but are not limited to: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory

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taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolios. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

In addition, the United States and other nations and international organizations may impose economic sanctions or take other actions that may adversely affect issuers located in certain countries. In particular, as a result of recent events involving Ukraine and Russia, the United States and other countries have imposed economic sanctions on certain Russian individuals and a financial institution. The United States or other countries could also institute broader sanctions on Russia. Such sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of portfolio holdings. For example, a Portfolio may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require a Portfolio to freeze its existing investments in companies located in certain countries, prohibiting the Portfolio from buying, selling or otherwise transacting in these investments. Countries subject to sanctions may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of a Portfolio and potentially disrupt its operations. Such events may have an adverse impact on the economies and debts of other emerging markets as well.

Subscription Rights. Foreign corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price below the market price of the shares. The failure to exercise such rights would result in dilution of the Portfolio’s interest in the issuing company. Nothing in this Statement of Additional Information shall be deemed to prohibit the Portfolio from purchasing the securities of any issuer pursuant to the exercise of subscription rights distributed to the Portfolio by the issuer, except that no such purchase may be made if, as a result, a diversified Portfolio would no longer be a diversified investment company as defined in the 1940 Act.

Investment Companies

General. A Portfolio may invest in investment companies such as open-end funds (mutual funds), closed-end funds, and ETFs (also referred to as “Underlying Funds”). The 1940 Act generally provides that the mutual funds may not: (1) purchase more than 3% of an investment

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company’s outstanding shares; (2) invest more than 5% of its assets in any single such investment company (the “5% Limit”); and (3) invest more than 10% of its assets in investment companies overall (the “10% Limit”), unless: (i) the underlying investment company and/or the Portfolio has received an order for exemptive relief from such limitations from the SEC; and (ii) the underlying investment company and the Portfolio take appropriate steps to comply with any conditions in such order.

Under certain circumstances an Underlying Fund may determine to make payment of a redemption by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Portfolio may hold securities distributed by an Underlying Fund until the Adviser or the Sub-Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisors of the Underlying Funds are made independently of each Portfolio and its Adviser and the Sub-Adviser. Therefore, the investment advisor of one Underlying Fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result would be an indirect expense to the Portfolio without accomplishing any investment purpose. Because other investment companies employ an investment adviser, such investments by a Portfolio may cause shareholders to indirectly bear fees charged by the Underlying Funds.

Reliance on Section 12(d)(1)(F) of the 1940 Act. In addition, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Portfolio if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Portfolio and all affiliated persons of the Portfolio; and (ii) the Portfolio has not offered, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to a Portfolio pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. Each Portfolio (or the Adviser acting on behalf of the Portfolio) must comply with the following voting restrictions when relying on Section 12(d)(1)(F): when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security.

Further, each Portfolio that relies on Section 12(d)(1)(F) may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority, Inc. (“FINRA”) for funds of funds.

Pursuant to Section 12(d)(1)(F), each Portfolio and any “affiliated persons,” as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any Underlying Fund. Accordingly, when affiliated persons hold shares of any of the

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Underlying Funds, the Portfolio’s ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that may not have been its first preference. The 1940 Act also provides that an Underlying Fund whose shares are purchased by a Portfolio will be obligated to redeem shares held by the Portfolio only in an amount up to 1% of the Underlying Fund’s outstanding securities during any period of less than 30 days. Shares held by a Portfolio in excess of 1% of an Underlying Fund’s outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Portfolio’s total assets.

Reliance on Exemptive Relief

The Trust and Adviser received exemptive relief from the SEC that permits each Portfolio to acquire shares of unaffiliated, registered investment companies and unaffiliated unit investment trusts (“UITs”) in excess of the limits imposed by Section 12(d)(1)(A) of the 1940 Act, subject to certain terms and conditions set forth in the exemptive relief and pursuant to a contractual arrangement between the Portfolios and the Underlying Fund. The relief also permits such investment companies and UITs, their principal underwriters and any registered broker or dealer to sell shares of the investment companies and UITs to the Portfolios in excess of the limitations in Section 12(d)(1)(B) of the 1940 Act. A Portfolio may rely on this exemptive order to invest in an Underlying Fund.

With respect to the Portfolios’ investment in ETFs, many ETFs have obtained exemptive relief from the SEC which permits funds to invest in such ETFs in excess of the limits imposed by Section 12(d)(1)(A) of the 1940 Act, subject to certain terms and conditions set forth in the exemptive order and pursuant to a contractual arrangement between the ETF and the investing fund. A Portfolio may rely on those exemptive orders to invest in ETFs.

Closed-End Investment Companies. A Portfolio may invest its assets in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, NYSE MKT LLC (formerly, the American Stock Exchange), the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Portfolios), investors seek to buy and sell shares of closed-end funds in the secondary market.

Each Portfolio generally will purchase shares of closed-end funds only in the secondary market. A Portfolio will incur normal brokerage costs on such purchases similar to the expenses the Portfolio would incur for the purchase of securities of any other type of issuer in the secondary market. The Portfolio may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser or the Sub-Adviser, as applicable, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a

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dealer spread, which may be higher than the applicable brokerage cost if the Portfolio purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

Each Portfolio may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Portfolio will ever decrease. In fact, it is possible that this market discount may increase and the Portfolio may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Portfolio’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Portfolio.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. Each Portfolio’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Exchange Traded Funds. ETFs are typically passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to take long and short positions, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts, which are unmanaged portfolios overseen by trustees and some ETFs may be grantor trusts. An ETF typically holds a portfolio of securities or contracts designed to track a particular market segment or index. The Portfolios may use ETFs as part of an overall investment strategy and as part of a hedging strategy. To offset the risk of declining security prices, each Portfolio may invest in inverse ETFs. Inverse ETFs are funds designed to rise in price when stock prices are falling. Additionally, inverse ETFs may employ leverage which magnifies the changes in the underlying stock index upon which they are based. Inverse ETF index funds seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis. For example, if an inverse ETF’s current benchmark is 200% of the inverse of the Russell 2000 Index and the ETF meets its objective, the value of the ETF will tend to increase on a daily basis when the value of the underlying index decreases (e.g., if the Russell 2000 Index goes down 5% then the inverse ETF’s value should go up 10%). ETFs generally have two markets. The

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primary market is where institutions swap “creation units” in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. Although the Portfolios, like most other investors in ETFs, typically purchase and sell ETF shares primarily in the secondary market, the Portfolios may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Adviser or the Sub-Adviser believes it is in the Portfolio’s best interest to do so. This is different from open-ended mutual funds that are traded after hours once the net asset value (“NAV”) is calculated. ETFs share many similar risks with open-end and closed-end funds.

There is a risk that ETFs in which the Portfolios invest may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Portfolios intend to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Portfolios believe that, in the event of the termination of an underlying ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent a Portfolio invests in a sector product, the Portfolio is subject to the risks associated with that sector.

The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly.

ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs are subject to brokerage and other trading costs, which could result in greater expenses to a Portfolio. ETFs also are subject to investment advisory and other expenses, which will be indirectly paid by a Portfolio. As a result, your cost of investing in a Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest exclusively in stocks and bonds. You will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio’s direct fees and expenses. Because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate holdings at the most optimal time, adversely affecting a Portfolio’s performance.

Exchange-Traded Notes. Exchange traded notes (“ETNs”) are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. Unlike other types of fixed income securities, however, the performance of ETNs is based upon that of a market index or other reference asset minus fees and expenses, no coupon payments are made and no principal protection exists. The value of an ETN may be affected by time to maturity, level of supply and

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demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. A Portfolio’s ability to sell its ETN holdings also may be limited by the availability of a secondary market and the Portfolio may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index). ETNs also incur certain expenses not incurred by their applicable index.

Debt Securities

The following describes some of the risks associated with fixed income debt securities. The market for fixed-income securities has consistently grown over the past three decades while the growth of capacity for traditional dealers to engage in fixed-income trading has not kept pace and in some cases has declined. As a result, dealer inventories of certain types of fixed-income instruments, and the ability of dealers to “make markets” in such instruments, are at or near historic lows in relation to market size. Because dealers acting as market makers provide stability to a market, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed-income markets. Such issues may be exacerbated during periods of economic uncertainty or market volatility.

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage-related securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates. Interest rate risk is generally heightened during periods when prevailing interest rates are low or negative and during such periods a Portfolio may not be able to maintain a positive yield or yields on par with historical levels.

Income Risk. Because a Portfolio can only distribute what it earns, a Portfolio’s distributions to shareholders may decline when prevailing interest rates fall or when the Portfolio experiences defaults on debt securities.

Credit Risk. Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk. The Portfolios are subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolios (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

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Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Portfolios.

At times, some of the mortgage-backed securities in which the Portfolios may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Portfolios to experience a loss equal to any unamortized premium.

Negative Interest Rates. As of the date of this SAI, certain European countries have recently experienced negative interest rates on deposits and debt instruments have traded at negative yields. Negative interest rates may become more prevalent among foreign (non-U.S.) issuers, and potentially within the U.S. These market conditions may increase a Portfolio’s indirect exposures to the risks associated with rising interest rates. To the extent a Portfolio has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Portfolio would generate a negative return on that investment. A number of factors may contribute to debt instruments trading at a negative yield including central bank monetary policies intended to help create self-sustaining growth in the local economy. While negative yields can be expected to reduce demand for fixed-income investments trading at a negative interest rate, investors may be willing to continue to purchase such investments for a number of reasons including, but not limited to, price insensitivity, arbitrage opportunities across fixed-income markets or rules-based investment strategies. If negative interest rates become more prevalent in the market, it is expected that investors will seek to reallocate assets to other income-producing assets such as investment grade and high-yield debt instruments, or equity investments that pay a dividend. This increased demand for higher yielding assets may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time. In addition, a move to higher yielding investments may cause investors, including a Portfolio, to seek fixed-income investments with longer duration and/or potentially reduced credit quality in order to seek the desired level of yield. These considerations may limit a Portfolio’s ability to

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locate fixed-income instruments containing the desired risk/return profile. Changing interest rates, including, but not limited to, rates that fall below zero, could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility and potential illiquidity.

High Yield Securities Risk. Securities that are rated below investment-grade (commonly referred to as “junk bonds,” including those bonds rated lower than (“BBB- ” by Standard & Poor’s Ratings Services and Fitch, “Baa3” by Moody’s, or “BBBL” by Dominion) or (“BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s)), or are unrated, may be deemed speculative and may be more volatile than higher-rated securities of similar maturity.

High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities. The value of high yield securities can be adversely affected by overall economic conditions, such as an economic downturn or a period of rising interest rates, and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities.

In particular, high yield securities are often issued by smaller, less creditworthy countries and companies or by highly leveraged (indebted) countries and companies, which are generally less able than more financially stable countries and companies to make scheduled payments of interest and principal.

Certificates of Deposit and Bankers’ Acceptances. The Portfolios may invest in certificates of deposit, including floating and variable rate certificates of deposit, and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. The full amount of the Portfolios’ investment in certificates of deposit may not be guaranteed against losses resulting from the default of the commercial or savings bank or other institution insured by the Federal Deposit Insurance Corporation (“FDIC”). Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper. The Portfolios may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

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Time and Savings Deposits and Variable Rate Notes. A Portfolio may invest in fixed time deposits, whether or not subject to withdrawal penalties. Time deposits are non-negotiable deposits that are held in a banking institution for a specified period of time at a stated interest rate. Savings deposits are deposits that do not have a specified maturity and may be withdrawn by the depositor at any time. Bankers’ acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise. When a bank “accepts” a bankers’ acceptance, the bank, in effect, unconditionally agrees to pay the face value of the instrument upon maturity. The full amount of the Portfolio’s investment in time deposits and savings deposits may not be guaranteed against losses resulting from the default of the commercial or savings bank or other institution insured by the FDIC.

The commercial paper obligations, which the Portfolios may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit a Portfolio to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Portfolio as lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. Such Portfolio has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Portfolio and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Portfolios will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to each Portfolio’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

Insured Bank Obligations. The Portfolios may invest in insured bank obligations. The FDIC insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. The Portfolios may purchase bank obligations, which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability. The Portfolios may also invest in bank notes (discussed below) and unsecured bank obligations. Unlike insured bank obligations, bank notes and unsecured bank obligations are not guaranteed by the FDIC, so the Portfolio will be exposed to the credit risk of the bank or institution. In the event of a liquidation, bank notes and unsecured bank obligations generally rank behind time deposits, savings deposits and certificates of deposit, resulting in greater potential for losses to a Portfolio.

United States Government Obligations. These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. The Portfolios may also invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are special types of treasury bonds that

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were created in order to offer bond investors protection from inflation. The value of TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (“CPI”). If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

United States Government Agency Securities. These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association (“Ginnie Mae”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Farm Credit Banks, the Federal National Mortgage Association (“Fannie Mae”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., Ginnie Mae mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., Fannie Mae Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association). On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates (“PCs”) which represent interests in conventional

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mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Privately Issued Mortgage-Related Securities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Portfolio’s investment quality standards. There can be no assurance that insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Mortgage pools underlying privately issued mortgage-related securities more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government sponsored entity guarantee is not available. The coupon rates and maturities of the underlying mortgage loans in a privately-issued mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.

The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to

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borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A have also performed poorly. Even loans classified as prime have experienced higher levels of delinquencies and defaults. The substantial decline in real property values across the U.S. has exacerbated the level of losses that investors in privately issued mortgage-related securities have experienced. It is not certain when these trends may reverse. Market factors that may adversely affect mortgage loan repayment include adverse economic conditions, unemployment, a decline in the value of real property, or an increase in interest rates. Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in a Portfolio’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

A Portfolio may purchase privately issued mortgage-related securities that are originated, packaged and serviced by third party entities. It is possible these third parties could have interests that are in conflict with the holders of mortgage-related securities, and such holders (such as a Portfolio) could have rights against the third parties or their affiliates. For example, if a loan originator, servicer or its affiliates engaged in negligence or willful misconduct in carrying out its duties, then a holder of the mortgage-related security could seek recourse against the originator/servicer or its affiliates, as applicable. Also, as a loan originator/servicer, the originator/servicer or its affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-related security. If one or more of those representations or warranties is false, then the holders of the mortgage-related securities (such as a Portfolio) could trigger an obligation of the originator/servicer or its affiliates, as applicable, to repurchase the mortgages from the issuing trust. Notwithstanding the foregoing, many of the third parties that are legally bound by trust and other documents have failed to perform their respective duties, as stipulated in such trust and other documents, and investors have had limited success in enforcing terms.

Mortgage-related securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, are not subject to the industry concentration restrictions that a Portfolio may be subject to, set forth below under “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. government securities. The assets underlying such securities may be represented by a portfolio of residential or commercial mortgages (including both whole mortgage loans and mortgage participation interests that may be senior or junior in terms of priority of repayment) or portfolios of mortgage pass-through securities issued or guaranteed by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) or Federal Home Loan Mortgage Corporation (“FHLMC”). Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs. In the case of privately issued mortgage-related securities whose underlying assets are neither U.S. government securities nor U.S. government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic,

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political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, a Portfolio may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through certificates. Parallel-pay CMOs and multi-class passthrough certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb

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sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with a Portfolio's investment objectives and policies, the Sub-Adviser may invest in various tranches of CMO bonds, including support bonds.

Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

Mortgage-related securities include, among other things, securities that reflect an interest in reverse mortgages. In a reverse mortgage, a lender makes a loan to a homeowner based on the homeowner’s equity in his or her home. While a homeowner must be age 62 or older to qualify for a reverse mortgage, reverse mortgages may have no income restrictions. Repayment of the interest or principal for the loan is generally not required until the homeowner dies, sells the home, or ceases to use the home as his or her primary residence. There are three general types of reverse mortgages: (1) single-purpose reverse mortgages, which are offered by certain state and local government agencies and nonprofit organizations; (2) federally-insured reverse mortgages, which are backed by the U. S. Department of Housing and Urban Development; and (3) proprietary reverse mortgages, which are privately offered loans. A mortgage-related security may be backed by a single type of reverse mortgage. Reverse mortgage-related securities include agency and privately issued mortgage-related securities. The principal government guarantor of reverse mortgage-related securities is GNMA. Reverse mortgage-related securities may be subject to risks different than other types of mortgage-related securities due to the unique nature of the underlying loans. The date of repayment for such loans is uncertain and may occur sooner or later than anticipated. The timing of payments for the corresponding mortgage-related security may be uncertain. Because reverse mortgages are offered only to persons 62 and older and there may be no income restrictions, the loans may react differently than traditional home loans to market events.

CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. The cash flow generated

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by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Portfolio may fail to recoup fully its initial investment in a CMO residual. CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Portfolio’s limitations on investment in illiquid securities.

Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Mortgage Pass-Through Securities. Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a “pass-

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through” of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities’ weighted average life. Some mortgage pass-through securities (such as securities guaranteed by Ginnie Mae) are described as “modified pass-through securities.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is Ginnie Mae. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgage loans is assembled and after being approved by Ginnie Mae, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Treasury.

Resets. The interest rates paid on the Adjustable Rate Mortgage Securities (“ARMs”) in which the Portfolios may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Portfolios, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages which collateralize the ARMs in which the Portfolios may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict

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periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which the Portfolios invest may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Portfolios invest to be shorter than the maturities stated in the underlying mortgages.

Collateralized Bond Obligations, Collateralized Loan Obligations and other Collateralized Debt Obligations. A Portfolio may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.

For CBOs, CLOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CBOs, CLOs and other CDOs may be characterized by a Portfolio as illiquid securities, however an active dealer market may exist for CBOs, CLOs and other CDOs allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and a Portfolio’s Prospectus, CBOs, CLOs and other CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the risk that a Portfolio may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the complex structure of the

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security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Real Estate Securities and Related Derivatives

A Portfolio may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities. REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs’ operations. There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate. Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow.

Bank Loans

Bank loans are generally non-investment grade floating rate instruments. Usually, they are freely callable at the issuer’s option. The Portfolios may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (“Lenders”). The Portfolios may invest in such Loans in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans from third parties (“Assignments”). The Portfolios consider these investments to be investments in debt securities for purposes of its investment policies. Participations typically will result in the Portfolio having a contractual relationship only with the Lender, not with the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loans, nor any rights of set-off against the borrower, and the Portfolio may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling the Participation, the Portfolio may be treated as a general creditor of the Lender

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and may not benefit from any set-off between the Lender and the borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Portfolio’s manager to be creditworthy. When the Portfolio purchases Assignments from Lenders, the Portfolio will acquire direct rights against the borrower on the Loan, and will not have exposure to a counterparty’s credit risk. The Portfolio may enter into Participations and Assignments on a forward commitment or “when-issued” basis, whereby the Portfolio would agree to purchase a Participation or Assignment at set terms in the future. For more information on forward commitments and when-issued securities, see “When-Issued Securities, Delayed Delivery Securities and Forward Commitments” below.

The Portfolios may have difficulty disposing of Assignments and Participations. In certain cases, the market for such instruments is not highly liquid, and therefore the Portfolio anticipates that in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Portfolio’s ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Assignments and Participations will not be considered illiquid so long as it is determined by the Portfolio’s manager that an adequate trading market exists for these securities. To the extent that liquid Assignments and Participations that a Portfolio holds become illiquid, due to the lack of sufficient buyers or market or other conditions, the percentage of the Portfolio’s assets invested in illiquid assets would increase.

Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, the Portfolio may not recover its investment or recovery may be delayed.

The Loans in which the Portfolio may invest are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Portfolio’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a Loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

In certain circumstances, loans may not be deemed to be securities under certain federal securities laws. Therefore, in the event of fraud or misrepresentation by a borrower or arranger, lenders and purchasers of interests in loans, such as the Portfolios, may not have the protection of the anti-fraud provisions of the federal securities laws as would otherwise be available for bonds or stocks. Instead, in such cases, parties generally would rely on the contractual provisions in the loan agreement itself and common law fraud protections under applicable state law. In addition, the market for loan obligations may be subject to extended trade settlement periods (which may exceed seven (7) days). Because transactions in many loans are subject to extended trade settlement periods, a Portfolio may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Portfolio’s redemption obligations for a period after the sale

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of the loans and, as a result, a Portfolio may have to sell other investments or take other actions if necessary to raise cash to meet its obligations.

Securities Options

The Portfolios may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100® Index. Indices may also be based on an industry or market segment, such as the NYSE Arca Oil Index or the Standard & Poor’s Technology Select Sector Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, NYSE MKT LLC and the NASDAQ OMX PHLX (formerly, the Philadelphia Stock Exchange).

A Portfolio’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Portfolio’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such

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underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received for the original option, in which event the Portfolio will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by a Portfolio expires unexercised, the Portfolio realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Portfolio expires unexercised on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction and the premium paid is greater than the premium received for such option, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Portfolio is exercised, and the proceeds of the sale are greater than the premium originally received, the Portfolio will realize a loss.

Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Portfolios of options on stock indices will be subject to the ability to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Portfolio’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Portfolio. Inasmuch as a Portfolio’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Portfolio bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a

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negative correlation between the index and a Portfolio’s securities that would result in a loss on both such securities and the options on stock indices acquired by the Portfolio.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Portfolio is unable to close out a call option on securities that it has written before the option is exercised, the Portfolio may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Portfolio is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions. Transactions using options (other than options that a Portfolio has purchased) may require the Portfolio to deliver securities or make a payment to another party. A Portfolio will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Portfolios will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Custodian in the prescribed amount. Under current SEC guidelines, the Portfolios will segregate assets to cover transactions in which the Portfolios write or sell options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Portfolio’s assets to cover or segregated accounts could impede portfolio management or the Portfolio’s ability to meet redemption requests or other current obligations.

Options on Futures Contracts. The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise,

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exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options. The Portfolios may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While a Portfolio might look to a clearing corporation to exercise exchange-traded options, if the Portfolio were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Portfolio may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when a Portfolio writes a dealer option, the Portfolio may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Portfolio originally wrote the option. While the Portfolios will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Portfolios, there can be no assurance that the Portfolios will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Portfolio, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Portfolio may be unable to liquidate a dealer option. With respect to options written by a Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because a Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets that it has segregated to secure the position while it is obligated under the option. This requirement may impair a Portfolio’s ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Portfolios may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolios may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Portfolios will treat dealer options as subject to the Portfolios’ limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Portfolios will change its treatment of such instruments accordingly.

Structured Products

A Portfolio may invest in structured products, including instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a structured product is tied (positively or

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negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a structured product may be increased or decreased, depending on changes in the value of the benchmark. An example of a structured product could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a structured product would be a combination of a bond and a call option on oil. Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Structured products may not bear interest or pay dividends. The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product. Under certain conditions, the redemption value of a structured product could be zero. Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of structured products also exposes a Portfolio to the credit risk of the issuer of the structured product. These risks may cause significant fluctuations in the net asset value of a Portfolio.

Credit-Linked Securities. Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed income markets. For example, a Portfolio may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust's receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Portfolio would receive as an investor in the trust. A Portfolio’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Commodity-Linked Notes. Certain structured products may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked

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components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked structured products may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. A Portfolio will only invest in commodity-linked structured products that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator.

Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. To the extent a Portfolio invests in these notes and securities, however, the Sub-Adviser analyzes these notes and securities in its overall assessment of the effective duration of the Portfolio’s holdings in an effort to monitor the Portfolio’s interest rate risk. Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Portfolio's investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Spread Transactions

The Portfolios may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Portfolio the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Portfolio does not own, but which is used as a benchmark. The risk to the Portfolios, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect a Portfolio against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

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Repurchase Agreements

The Portfolios may enter into repurchase agreements. In a repurchase agreement, an investor purchases a security (known as the “underlying security”) from a securities dealer or bank. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Portfolio on repurchase. In either case, the income to the Portfolio generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be “fully collateralized,” in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Portfolios to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, a Portfolio could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible declines in the value of the underlying security while the Portfolio is seeking to enforce its rights under a repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when a Portfolio purchases or sells a security, no price would be paid or received by the Portfolio upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Portfolio’s open positions in futures contracts, the Portfolio would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases

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because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Each Portfolio expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If a Portfolio sells a futures contract and the offsetting purchase price is less than the original sale price, a Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if a Portfolio purchases a futures contract and the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realized a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK FTSE 100 Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

When-Issued, Forward Commitments and Delayed Settlements. The Portfolios may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled “Custodian”) will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Portfolio may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Portfolio’s commitment. It may be expected that the Portfolio’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Portfolios do not intend to engage in these transactions for speculative purposes but only in furtherance of their respective investment objectives. Because a Portfolio will segregate liquid assets to satisfy its purchase commitments in the manner described, the Portfolio’s liquidity and the ability to manage them may be affected in the event the Portfolio’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

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The Portfolios will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a taxable capital gain or loss. When a Portfolio engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Portfolio starting on the day the Portfolio agrees to purchase the securities. A Portfolio does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Illiquid and Restricted Securities

Each Portfolio may invest up to 15% of its net assets in illiquid securities. If illiquid investments ever exceed 15% of a Portfolio’s net assets, the Portfolio will consider taking means to reduce its holdings of illiquid investments back down to 15% or less. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the 1933 Act and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued such security.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Portfolios might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Portfolios might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the 1933 Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the 1933 Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as

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a result of this regulation and the consequent existence of the PORTAL market system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by FINRA.

Under guidelines adopted by the Trust’s Board, the Adviser of the Portfolios may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the 1933 Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organization (“NRSRO”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(2) commercial paper could have the effect of increasing the amount of the Portfolio’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Lending Portfolio Securities

For the purpose of achieving income, a Portfolio may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. government securities or cash or cash equivalents (cash, U.S. government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Portfolio may at any time call the loan and obtain the return of securities loaned, (3) the Portfolio will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Portfolio.

Short Sales

The Underlying Funds may sell securities short involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which an Underlying Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

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When an Underlying Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Underlying Fund is required to make a margin deposit in connection with such short sales; the Underlying Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Underling Fund covers its short position, the Underlying Fund will incur a loss; conversely, if the price declines, the Underlying Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Swap Agreements

The Portfolios may enter into credit default, interest rate, index, currency exchange rate, total return, volatility or other types of swap agreements in an attempt to obtain a particular desired return at a lower cost to a Portfolio than if it had invested directly in an instrument that yielded that desired return. Over-the-counter (“OTC”) swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a hypothetical amount on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Portfolio’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio). For OTC swaps, any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Portfolio’s portfolio. For centrally-cleared swaps, the Portfolio will make an initial margin payment and subsequent variation margin payments to its broker similar to the futures trading context described above.

Whether a Portfolio’s use of swap agreements enhances the Portfolio’s total return will depend on the ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because OTC swaps are two-party contracts and may have terms of greater than seven days, they may be considered to be illiquid. Exchange-trading of swaps is intended to make them more liquid, but there is no guarantee that they can be considered liquid for 1940 Act purposes. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or central clearing counterparty, as applicable. The Portfolios will enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Portfolios’ repurchase agreement guidelines. It is possible that

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developments in the swaps market, including potential government regulation, could adversely affect the Portfolios’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain Investment Techniques and Derivatives Risk

When a Portfolio uses investment techniques such as margin, leverage and short sales, and forms of financial derivatives, such as options and futures, an investment in a Portfolio may be more volatile than investments in other mutual funds. Although the intention is to use such investment techniques and derivatives to minimize risk to the Portfolios, as well as for speculative purposes, there is the possibility that improper implementation of such techniques and derivative strategies or unusual market conditions could result in significant losses to the Portfolios. Derivatives are used to limit risk in the Portfolios or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction anticipated; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Portfolio’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period, which could leave the Portfolio worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

Master Limited Partnerships. Securities of master limited partnerships (“MLPs”) are listed and traded on U.S. securities exchanges. The value of an MLP fluctuates predominately based on its financial performance, as well as changes in overall market conditions. Investments in MLPs involve risks that differ from investments in common stocks, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.

Temporary Defensive Positions

To respond to adverse market, economic, political or other conditions, a Portfolio may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. The Portfolios may be invested in these instruments for extended periods, depending on the Adviser’s assessment of market conditions. These short-term debt

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securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities and repurchase agreements. While a Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that a Portfolio invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro-rata portion of such money market funds’ advisory fees and operational fees. A Portfolio may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Operational Risks

An investment in a Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers.  In particular, these errors or failures as well as other technological issues may adversely affect the Portfolios’ ability to calculate their NAVs in a timely manner, including over an extended period. While the Portfolios seek to minimize such events through controls and oversight, there may still be failures that could causes losses to a Portfolio.  In addition, as the use of technology increases, a Portfolio may be more susceptible to operational risks through breaches in cyber security.  A breach in cyber security refers to both intentional and unintentional events that may cause a Portfolio to lose proprietary information, suffer data corruption, or operational capacity.  As a result, a Portfolio may incur regulatory penalties, reputational damage, additional compliance costs associated with corrected measures and/or financial loss.  In addition, cyber security breaches of a Portfolio’s third party service providers or issuers in which a Portfolio invests may also subject a Portfolio to many of the same risks associated with direct cyber security breaches.

Each Portfolio relies on various sources to calculate its NAV. Therefore, each Portfolio is subject to certain operational risks associated with reliance on third-party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of a Portfolio’s NAV and/or the inability to calculate NAV over extended time periods. The Portfolios may be unable to recover any losses associated with such failures.

Liquidation of Portfolios

The Board may determine to close and liquidate a Portfolio at any time. A beneficial owner of a liquidating Portfolio will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the beneficial owner (such as portfolio expenses), and the liquidating distribution may be less than the original investment. The timing of any liquidation may not be favorable to certain beneficial owners.

Regulation as a Commodity Pool Operator

The Portfolios have claimed temporary exemptions from the definition of commodity pool operator (“CPO”) under the Commodity Exchange Act (“CEA”) because the Portfolios operate as funds-of-funds and, therefore, are not currently subject to registration or regulation as commodity pools under the CEA. Global Atlantic Investment Advisors, LLC is not currently deemed to be a CPO with respect to its service as investment adviser to the Portfolios. When the temporary exemption expires, these

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Portfolios may consider taking steps necessary to continue to qualify for exemption from Commodity Futures Trading Commission (“CFTC”) regulation, or may determine to operate subject to CFTC regulation. Portfolios operating subject to CFTC regulation, now or in the future, may incur additional expenses.

INVESTMENT RESTRICTIONS

The Portfolios have adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the relevant Portfolio which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Portfolio represented at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Portfolio.

If a restriction on a Portfolio’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of the Portfolio’s assets invested in certain securities or other instruments, or change in average duration of the Portfolio’s investment portfolio, resulting from changes in the value of the Portfolio’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

Unless otherwise indicated, all fundamental and non-fundamental investment restrictions apply on a Portfolio-by-Portfolio basis.

1.                  Borrowing Money. A Portfolio will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Portfolio’s total assets at the time when the borrowing is made.

2.                  Senior Securities. A Portfolio will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Portfolio, provided that the Portfolio’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.                  Underwriting. A Portfolio will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Portfolios may be deemed an underwriter under certain federal securities laws.

4.                  Real Estate. A Portfolio will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude a Portfolio from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

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5.                  Commodities. A Portfolio will not purchase or sell physical commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Portfolio from purchasing or selling options or futures contracts, swaps or other financial instruments, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.                  Loans. A Portfolio will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.                  Concentration. A Portfolio will not invest 25% or more of its total assets in a particular industry or group of industries. A Portfolio will not invest 25% or more of its total assets in any investment company that so concentrates. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto. This limitation is also not applicable to securities of other investment companies.

With respect to investment restriction 6, a Portfolio is not restricted from holding loans as collateral or otherwise owning loans for investment purposes so long as the Portfolio abides by its investment objectives, investment restrictions and all 1940 Act requirements.

With respect to the final sentence of investment restriction 7, investments in other investment companies shall not be considered an investment in any particular industry.

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF EACH PORTFOLIO. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

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1.                  Pledging. A Portfolio will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Portfolio except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.                  Borrowing. A Portfolio will not purchase any security while borrowings representing more than one third of its total assets are outstanding.

3.                  Margin Purchases. A Portfolio will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Portfolios for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.

4.                  Illiquid Investments. A Portfolio will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities. If, through a change in values, net assets or other circumstances, a Portfolio was in a position where more than 15% of its net assets was invested in illiquid securities, it would consider taking means to reduce its holdings of illiquid securities back down to 15% or less.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of the Portfolios’ portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of the Portfolios’ shareholders.

It is the Trust’s policy to: (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

Each Portfolio discloses its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period. In addition, each Portfolio will disclose its portfolio holdings reports on Forms N-CSR and Form N-Q approximately two months after the end of each quarter/semi-annual period. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Each Portfolio will post to www.geminifund.com/GlobalAtlanticDocuments, a complete list of its portfolio holdings as of the last calendar day of each month approximately 30 days following the end of the month. Each Portfolio’s portfolio holdings will remain available on the website noted above at least until the next monthly update.

Under limited circumstances, as described below, the Portfolios’ holdings may be disclosed to, or known by, certain third parties in advance of their website posting or filing with the SEC

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on Form N-CSR or Form N-Q. In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential and is prohibited from entering personal securities transactions based on the information obtained. Neither the Portfolios nor the Adviser receives any compensation or consideration in exchange for the receipt of portfolio holdings information.

•	The Adviser or Sub-Adviser. Personnel of the Adviser or Sub-Adviser, including personnel responsible for managing the Portfolios’ investment portfolios, may have full daily access to the Portfolios’ investment holdings since that information is necessary in order for the Adviser or Sub-Adviser to provide management, administrative, and investment services to the Portfolios. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, the Adviser’s or Sub-Adviser’s personnel may also release and discuss certain portfolio holdings with various broker-dealers and other trading intermediaries.
•	Gemini Fund Services, LLC is the administrator, fund accountant and transfer agent for each Portfolio; therefore, its personnel have full daily access to the Portfolios’ holdings since that information is necessary in order for it to provide the agreed-upon services for the Trust.
•	MUFG Union Bank, N.A. MUFG Union Bank, N.A. is the custodian for each Portfolio; therefore, its personnel have full daily access to each Portfolio’s holdings since that information is necessary in order for it to provide the agreed-upon services for the Trust.
•	RSM US LLP (formerly, McGladrey LLP). RSM US LLP (formerly, McGladrey LLP) is the Portfolios’ registered independent public accounting firm; therefore, its personnel have access to the Portfolios’ holdings in connection with auditing of the Portfolios’ financial statements and providing other audit, tax and related services to the Portfolios.
•	Dechert LLP. Dechert LLP is counsel to the Portfolios; therefore, its personnel have access to the Portfolios’ holdings in connection with the review of the Portfolios’ annual and semi-annual shareholder reports and SEC filings and in order to provide other agreed-upon services to the Trust.
•	Forethought Life Insurance Company: The Portfolios are sold exclusively to insurance company separate accounts of Forethought Life Insurance Company. The insurance company may request due diligence information from time to time on various aspects of each Portfolio’s holdings, to gauge and manage risk and asset class exposure and for other due diligence purposes.
•	Rating Agencies. The Portfolios may choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg in order to facilitate such rating agencies’ review of the Portfolios.
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•	Global Atlantic Financial Group Limited. Global Atlantic Financial Group Limited is the ultimate parent company of the Adviser and may request due diligence information from time to time on various aspects of each Portfolio’s holdings, to gauge and manage risk and asset class exposure and for other due diligence purposes.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Portfolios from the potential misuse of holdings information by individuals or firms in possession of that information.

The Administrator shall review initial registration statements and post-effective amendments to ensure that the disclosure referenced above is included in the Portfolios’ prospectus and continues to be accurate. The process shall be subject to review by the Chief Compliance Officer.

MANAGEMENT

Board Leadership Structure

The business of the Trust is managed under the direction of the Board in accordance with the Amended and Restated Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the SEC and are available upon request. The Board consists of five individuals, three of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser (“Independent Trustees”). Pursuant to the Governing Documents, the Trustees shall elect officers including a President, a Secretary, a Treasurer and a Chief Compliance Officer. The Board has delegated day-to-day management of the affairs of the Trust to the Adviser and other service providers, but oversees the Trust’s operations and retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Board meets regularly, generally at least 4 times each year, and will also hold special meetings to address matters arising between regular meetings. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Robert M. Arena, Jr. has served as the Chairman of the Board since the Trust was organized in 2013. Under the Trust’s Governing Documents, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including, generally, (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. Mark Garbin serves as the lead independent trustee of the Trust (“Lead Independent Trustee”). The Lead Independent Trustee’s responsibilities include liaising with management and the other Independent Trustees regarding various issues,

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serving as chair of meetings of the Independent Trustees and communicating with counsel, service providers and others on behalf of the Independent Trustees.

The Board has established three standing committees to facilitate the Board’s oversight of the management of the Trust: the Audit Committee, the Nominating and Governance Committee and the Valuation Committee. Each Committee is chaired by an Independent Trustee. Specifically, Joseph E. Breslin, Mitchell E. Appel and Mark Garbin serve as chair of the Audit Committee, Nominating and Governance Committee and Valuation Committee, respectively. The Board may establish other committees from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. Additional information regarding the Committees is included below.

The Trust believes that the Chairman, Lead Independent Trustee and the independent chairs of each Committee, and, as an entity, the full Board, provides effective leadership that is in the best interests of the Trust, its Portfolios and their shareholders. The Trust’s leadership structure is appropriate because it allows the Trustees to effectively oversee the Trust.

Board Risk Oversight

The Board of Trustees is comprised of Mr. Arena and Kathleen Redgate and three Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including their: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Below is a brief description of the individual merits of each Trustee that contributed to the Board’s conclusion that the individual should serve on the Board. No one factor is determinative in assessing a Trustee’s qualifications. For additional information regarding each Trustee, please see the “Trustees and Officers” section.

Independent Trustees

Mitchell E. Appel: Mr. Appel has significant business experience in the financial services industry. He has served in a variety of executive positions with asset management firms and serves as a director to other mutual funds.

Joseph E. Breslin: Mr. Breslin is an investment management consultant with significant experience as a financial services executive. He has served as the general counsel and chief compliance officer of registered investment advisers and serves on other fund boards. The Board

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has determined that his qualifications and experience make him an “audit committee financial expert.”

Mark Garbin: Mr. Garbin is an investment consultant with significant experience as a capital markets and asset management executive. He has experience in valuation and risk management matters and serves on other mutual fund boards.

Interested Trustees:

Robert M. Arena, Jr.: Mr. Arena serves as President, Forethought Annuity, Global Atlantic Financial Group Limited and has extensive experience in the financial services industry. He has served in senior management positions focused in annuity and asset management businesses.

Kathleen Redgate: Ms. Redgate serves as Chief Administrative Officer of Global Atlantic Financial Group Limited. She has significant business and operational experience in the financial services industry.

Trustees and Officers

The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is c/o Global Atlantic Investment Advisors, LLC, 300 North Meridian Street, Suite 1800, Indianapolis, Indiana 46204.

Independent Trustees

Name, Address and Age	Position/ Term of Office[1]	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Year of Birth: 1951	Trustee since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	23	Altegris KKR Commitments Fund (since 2014); Oak Hill Advisors Mortgage Strategies Fund (Offshore) (since 2014); Two Roads Shared Trust (since 2012); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013).
Mitchell E. Appel Year of Birth: 1970	Trustee since 2013	President, Value Line Funds (since 2008); Chief Financial Officer (since 2008), President (since 2009), EULAV Securities LLC; President (since 2009), Treasurer (since 2011), EULAV	23	Value Line Funds (since 2010); EULAV Asset Management (since 2010)nbsp;
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Asset Management.
Joseph E. Breslin Year of Birth: 1953	Trustee since 2013	Consultant to Investment Managers (since 2009), Counsel to Commonfund (asset management firm) (since 2014).	23	BlueArc Multi-Strategy Fund (since 2014); Kinetics Mutual Funds, Inc. (since 2000); Kinetics Portfolios Trust (since 2000); Hatteras Trust (since 2004); Northern Lights Fund Trust IV (since 2015).

Interested Trustees and Officers of the Trust

Name, Address and Age	Position/ Term of Office[1]	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Robert M. Arena, Jr. Year of Birth: 1968 [2]	Trustee and President/Chief Executive Officer since 2013	President, Forethought Annuity, Global Atlantic Financial Group Limited (since 2014), President, Forethought Variable Insurance Trust (since 2013); Executive Vice President, Forethought Financial Group, Inc. (2013-2014); President, Forethought Annuity, Forethought Financial Group, Inc.; Director and Co-President, Hartford Securities Distribution Company, Inc. (2010-2013); Executive Vice President, Global Annuity, The Hartford (2010-2013); Executive Vice President, Retail Product Management, The Hartford (2008-2010); Senior Vice President, Retail Product Management, The Hartford (2007-2008); Vice President, Individual Annuity, Product Management, The Hartford (2006-2007).	23	None
Kathleen Redgate Year of Birth	Trustee since 2014	Chief Administrative Officer of Global Atlantic Financial Group Limited, (since 2015); Chief	23	Epoch Securities, Inc. (2013-2015); Commonwealth
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Name, Address and Age	Position/ Term of Office[1]	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
1964[3]		Operating Officer of Global Atlantic Financial Group Limited (2013-2015); Chief Operating Officer, GS Reinsurance Group (2006-2013); Vice President and Managing Director of Goldman Sachs (2000-2013).	23	Annuity and Life Insurance Company (since 2015); First Allmerica Financial Life Insurance Company (since 2015)
Deborah Schunder Year of Birth: 1967	Vice President since 2014

Vice President, Investment Product Management, Forethought Life Insurance Company and Vice President of Global Atlantic Investment Advisors, LLC (since 2013); Director of Investment Management with Forethought Life Insurance Company (2013–2013). From 2004 to 2012, Ms. Schunder was with The Hartford, where she held roles as Director, Investment Platform Management and Director, Mutual Funds.

			N/A	N/A
Laura Szalyga Year of Birth: 1978	Treasurer/Chief Financial Officer since 2013	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014); Assistant Vice President of Fund Administration, BNY Mellon (2006-2011).	N/A	N/A
Sarah M. Patterson Year of Birth: 1976	Secretary/Chief Legal Officer since 2013	Senior Vice President, Associate General Counsel and Assistant Secretary, Global Atlantic Financial Group Limited (since 2014) and Forethought Financial Group, Inc. (since 2013); Assistant Vice President and Assistant General Counsel, The Hartford (2004- 2012).	N/A	N/A
James Ash Year of Birth: 1976	Assistant Secretary since 2013

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011-2012); Director of Legal Administration, Gemini Fund Services, LLC (2009-2011); Assistant Vice President of Legal

			N/A	N/A
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Name, Address and Age	Position/ Term of Office[1]	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Administration, Gemini Fund Services, LLC (2008-2011).
Craig Anderson Year of Birth: 1967	Assistant Treasurer since 2013

Senior Vice President, Controller and Chief Accounting Officer, Forethought Life Insurance Company, Global Atlantic Financial Group Limited (since 2014); Senior Vice President, Controller and Chief Accounting Officer, Forethought Financial Group, Inc. (2008-2014); Second Vice President, National Life Group (2005-2008).

			N/A	N/A
Mary Cavanaugh Year of Birth: 1951	Chief Compliance Officer since 2013

Managing Director and Chief Compliance Officer, Global Atlantic Financial Group Limited (since 2014); Executive Vice President and General Counsel, Forethought Financial Group, Inc. (2007–2014); Senior Vice President and Chief Legal Officer, AIG Retirement Services (2001-2006); Executive Vice President and General Counsel, American General Retirement Services (1999-2001).

			N/A	N/A

1 The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

2Mr. Arena is an interested person of the Trust because he is an officer of Global Atlantic Financial Company.

3Ms. Redgate is an interested person of the Trust because she is an officer of Global Atlantic Financial Group Limited.

Audit Committee. The Board has an Audit Committee that consists solely of Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and

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management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter. Joseph E. Breslin is Chairman of the Audit Committee. During the past fiscal year, the Audit Committee held five meetings.

Nominating and Governance Committee. The Trust has a Nominating and Governance Committee, which is comprised of the independent members of the Board of Trustees. The Nominating and Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary. The Nominating and Governance Committee generally will not consider shareholder nominees. During the past fiscal year, the Nominating and Governance Committee held one meeting.

Valuation Committee. The Trust has a Valuation Committee, which is comprised of the independent members of the Board of Trustees. The Valuation Committee’s responsibilities include: (1) approving and revising, as they deem appropriate, procedures used by delegates to value instruments held by each Portfolio; (2) monitoring the application of such procedures and the valuation of each Portfolio’s instruments; and (3) monitoring and ensuring compliance with the Trust’s and the Board’s obligations with respect to the valuation of the Trust’s assets under the 1940 Act and such procedures. During the past fiscal year, the Valuation Committee held four meetings.

Compensation of Trustees. Effective January 1, 2016, the Trust pays each Independent Trustee $65,000, as well as reimbursement for any reasonable expenses incurred attending Trust meetings, to be paid quarterly. The retainer covers up to five in-person Board meetings and one telephonic Board meeting. Furthermore, each Independent Trustee receives an additional $5,000 for each additional in-person Board meeting and $2,500 for each additional telephonic Board meeting. Each Committee Chairman receives an additional $5,000. No “interested persons” who serve as a Trustee of the Trust will receive any compensation for their services as Trustee. None of the executive officers receive compensation from the Trust. The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended December 31, 2015. The Trust does not have a bonus, profit sharing, deferred compensation, pension or retirement plan.

Name of Trustee	Aggregate Compensation From Trust[1]	Total Compensation From Trust and Fund Complex Paid to Trustees
Mark Garbin	$55,000	$55,000
Mitchell E. Appel	$55,000	$55,000
Joseph E. Breslin	$55,000	$55,000
Kathleen Redgate	$ 0	$ 0
Robert M. Arena	$ 0	$ 0

1Trustees’ fees are allocated ratably to each Portfolio in the Trust.

Trustees’ Ownership of Shares in the Portfolios. As of the date of this SAI, the Trustees beneficially owned the following amounts in each Portfolio:

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Name of Trustee	Dollar Range of Equity Securities in Each Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Mark Garbin	None	None
Mitchell E. Appel	None	None
Joseph E. Breslin	None	None
Kathleen Redgate	None	None
Robert M. Arena	None	None

Management Ownership

Because there were no shares outstanding as of the date of this SAI, the Trustees and officers, as a group, owned 0.00% of the Portfolios’ outstanding shares.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Portfolio. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.

The Portfolios had no shares outstanding as of the date of this SAI.

INVESTMENT ADVISER AND SUB-ADVISER

The Adviser of the Portfolios is Global Atlantic Investment Advisors, LLC (formerly Forethought Investment Advisors, LLC) (the “Adviser”), located at 300 North Meridian Street, Suite 1800, Indianapolis, Indiana 46204. Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Portfolios (the “Advisory Agreement”), the Adviser, subject to the supervision of the Board of the Trust, and in conformity with the stated policies of the Portfolios, manages the operations of the Portfolios. Forethought Financial Group, Inc. (“Forethought Financial”), a Delaware Corporation, owns 100% of the Adviser. Forethought Financial is an indirect, wholly-owned subsidiary of Global Atlantic Financial Group Limited.

Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of each Portfolio in accordance with applicable law and the investment objective, policies and restrictions set forth in the Portfolio’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment advisor to the Portfolios and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Portfolios in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Portfolios, and implement those decisions, including the selection of entities with or

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through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. Notwithstanding the foregoing, the Advisory Agreement provides that the Adviser may engage one or more sub-advisers to make investment decisions on its behalf for all or a portion of a Portfolio. The Adviser also provides the Portfolios with all necessary office facilities and personnel for servicing the Portfolios’ investments and compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Portfolios or the Adviser performing services relating to research, statistical and investment activities. The Advisory Agreement was approved by the Board, including by a majority of the Independent Trustees, at a meeting held on February 9, 2016.

In addition, the Adviser, subject to the supervision of the Board of Trustees, provides the management and administrative services necessary for the operation of the Portfolios. These services include providing facilities for maintaining the Trust’s organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Portfolios; preparing all general shareholder communications and conducting shareholder relations; maintaining the Portfolios’ records and the registration of the Portfolios’ shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Portfolios; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

The Adviser entered into a sub-advisory agreement with Wilshire on behalf of the Portfolios and compensates Wilshire out of the investment advisory fees it receives from each of the Portfolios. Wilshire is a privately held Subchapter S corporation that is 100% owned by its active key employees. Wilshire has no other outside owners. Key employees with ownership in the firm are comprised of approximately 55 principals, each of whom holds the title of Vice President, Managing Director, Senior Managing Director or President. The founder and Chief Executive Officer of Wilshire, Dennis Tito, is the majority shareholder of the firm, and no single individual other than Mr. Tito owns more than 10% of the shares of the firm.

The Adviser utilizes a “manager of managers” structure in which the Adviser retains sub-advisers to select investments for the Portfolios. The Trust and the Adviser were granted an exemptive order from the SEC (the “Manager of Managers Order”) that allows the Adviser to hire a new sub-adviser or sub-advisers without shareholder approval. Within 90 days after hiring any new sub-adviser, the Portfolios’ contract holders will receive information about the new sub-advisory relationship.

The following table sets forth the annual advisory fee rate payable by the Portfolios to the Adviser pursuant to the Advisory Agreement, expressed as a percentage of the Portfolios’ average daily net assets, computed daily and payable monthly:

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PORTFOLIOS	TOTAL ADVISORY FEE
Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio	0.360% of the first $500 million 0.350% of the next $500 million 0.340% of the next $2 billion 0.330% of the next $2 billion 0.310% over $5 billion
Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio	0.360% of the first $500 million 0.350% of the next $500 million 0.340% of the next $2 billion 0.330% of the next $2 billion 0.310% over $5 billion
Global Atlantic Wilshire Dynamic Growth Allocation Portfolio	0.360% of the first $500 million 0.350% of the next $500 million 0.340% of the next $2 billion 0.330% of the next $2 billion 0.310% over $5 billion
Global Atlantic Wilshire Dynamic Global Allocation Portfolio	0.360% of the first $500 million 0.350% of the next $500 million 0.340% of the next $2 billion 0.330% of the next $2 billion 0.310% over $5 billion

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Trust. Under the terms of the Advisory Agreement, the Portfolios are responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser (c) the fees and certain expenses of the Custodian (as defined under the section entitled “Custodian”) and Transfer and Dividend Disbursing Agent (as defined under the section entitled “Transfer Agent”), including the cost of maintaining certain required records of the Portfolios and of pricing the Portfolios’ shares, (d) the charges and expenses of legal counsel and independent accountants for the Portfolios, (e) brokerage commissions and any issue or transfer taxes chargeable to the Portfolios in connection with their securities transactions, (f) all taxes and corporate fees payable by the Portfolios to governmental agencies, (g) the fees of any trade association of which the Trust may be a member, (h) the cost of share certificates representing shares of the Portfolios, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Portfolios and of their shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Portfolios’ registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Portfolios who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolios’ business.

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Wilshire, with principal offices located at 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401, serves as sub-adviser to the Portfolios. Subject to the authority of the Portfolios’ Board of Trustees and supervision by the Adviser, the Sub-Adviser is responsible for selecting the investments for the Portfolios according to each Portfolio’s investment objective, policies and restrictions. The Sub-Adviser is paid by the Adviser, not the Portfolios.

Additional Compensation to Adviser

The Adviser or its affiliates may receive compensation from managers of Underlying Funds in which certain Portfolios invest for certain administrative, distribution, and/or marketing-related services (“Servicing Payments”).  These Servicing Payments may create a conflict of interest for the Adviser in the selection of Underlying Funds for investment by a Portfolio.  However, the Adviser will address any such conflict by voluntarily reducing the amount of its compensation under its Advisory Agreement with the Portfolio by the amount of Servicing Payments received from managers of Underlying Funds.  The amount of Servicing Payments is generally based on the average net assets of a Portfolio that are allocated to an Underlying Fund.  The annual amount of Servicing Payments received from a manager to an Underlying Fund is not expected to exceed 0.25% of the average net assets of a Portfolio allocated to an Underlying Fund.

Codes of Ethics

The Trust and Adviser, Sub-Adviser and distributor each have adopted a code of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the Trust and Adviser’s joint code of ethics, the Trustees are permitted to invest in securities that may also be purchased by the Portfolios.

In addition, the Trust has adopted a separate code of ethics that applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the SEC and in other public communications made by the Portfolios; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of this code to an appropriate person or persons identified in the code; and v) accountability for adherence to the code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies with respect to the Portfolios to the Adviser. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Portfolios and their shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted on behalf of the Portfolios, including a report on the resolution of all proxies identified as involving a conflict of interest. A copy of the Adviser’s proxy voting policies is attached hereto as Appendix B.

Notwithstanding the foregoing, when relying on Section 12(d)(1)(F) of the 1940 Act, each Portfolio (or the Adviser acting on behalf of the Portfolio) must comply with the following voting restrictions: when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security.

More information. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Portfolios at 1-877-881-7735 and (2) on the U.S.

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Securities and Exchange Commission’s website at http://www.sec.gov and will be sent within three business days of receipt of a request.

DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

Pursuant to a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) which was approved at a meeting held on February 9, 2016 by the Board of Trustees, the Portfolios are authorized to pay the participating insurance company and other intermediaries, compensation for distribution and shareholder services of Class II shares. The Plan permits the Portfolios to pay compensation for account maintenance, shareholder services, distribution, sales and promotional activities at the annual rate of up to 0.25% of each Portfolio’s average net assets for Class II shares. Such fees are to be paid by the Portfolios monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the relevant Portfolio’s average daily net assets during the preceding month, and shall be calculated and accrued daily. The participating insurance company and other intermediaries shall use such fee, among other things, to pay interest and principal where such payments have been financed. The Plan may provide the following potential benefits to the Portfolios: shareholder servicing, the potential to increase assets and possibly benefit from economies of scale and the potential to avoid a decrease in assets and portfolio liquidations through redemption activity.

The Trust is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made.

The initial term of the Plan is one year and it will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated at any time by the Trust or a Portfolio by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of that Portfolio. The Plan will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Plan may not be amended to increase materially the amount paid by the Portfolios, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the Portfolios (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b- 1 Trustees by votes cast in person at a meeting called for the purpose of voting on the Plan. During the term of the Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Trust will preserve copies of the Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Portfolios at any time upon sixty days’ written notice, without the

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payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Portfolios; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

PORTFOLIO MANAGERS

Nathan Palmer and Anthony Wicklund are the portfolio managers and are responsible for the day-to-day management of each Portfolio. As of January 2016, each portfolio manager was responsible for the management of the following types of accounts:

As of January, 2016	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type	Total Assets By Account Type
			(Subject to a Performance Fee)	(Subject to a Performance Fee)
Nathan Palmer, CFA
Registered Investment Cos.	9	$1,220,496,892	–	$0.00
Other Pooled Investment Vehicles	–	$0.00	–	$0.00
Other Accounts	–	$0.00	–	$0.00
Registered Investment Cos.	–	$0.00	–	$0.00

Anthony Wicklund, CFA, CAIA
Registered Investment Cos.	1	$36,181,975	–	$0.00
Other Pooled Investment Vehicles	–	$0.00	–	$0.00
Other Accounts	–	$0.00	–	$0.00
Registered Investment Cos.	–	$0.00	–	$0.00

Conflicts of Interest

Global Atlantic Investment Advisors, LLC

The Adviser has not identified any material conflicts between the Portfolios and other accounts managed by the Adviser and portfolio managers. However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Portfolios and other accounts because the portfolio managers manage other accounts. The management of the Portfolios and other accounts may result in unequal time and attention being devoted to the Portfolios and other accounts. Another potential conflict of interest may arise where another account has the same investment objective as the Portfolios, whereby the portfolio managers could favor one account over another. Further, a potential conflict could include the portfolio

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managers’ knowledge about the size, timing and possible market impact of Portfolios’ trades, whereby they could use this information to the advantage of other accounts and to the disadvantage of the Portfolios. These potential conflicts of interest could create the appearance that the portfolio managers are favoring one investment vehicle over another.

Wilshire

The portfolio managers’ management of “other accounts” may give rise to potential material conflicts of interest in connection with their management of the Portfolios’ investments, on the one hand, and the investments of the other accounts, on the other. For example, other accounts managed by the portfolio managers may have the same investment objective as the Portfolios. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor other accounts over the Portfolios. Another potential conflict of interest may arise from the portfolio managers’ knowledge about the size, timing, and possible market impact of the Portfolios’ trades, whereby the portfolio managers could use this information to the advantage of other accounts and to the disadvantage of the Portfolios.

Compensation

Wilshire

The compensation package for Mr. Palmer and Mr. Wicklund consists of a fixed salary, cash bonus, retirement plan, and may include direct ownership opportunities in Wilshire. The salary is set each year and is commensurate with each individual’s expected contribution to his or her team, Wilshire’s clients, and to the overall success of the firm.  The bonus portion of the salary is based upon measurable criteria that seek to tie compensation to client satisfaction and performance relevant benchmarks, among other factors.  Wilshire seeks to attract and retains investment professionals through direct ownership opportunities as a key ingredient to Wilshire’s success.  Wilshire’s Board of Directors provides ownership opportunities on a periodic basis to award individuals who have demonstrated leadership capabilities and whose contributions to the firm have exceeded expectations.

In addition to the above, Mr. Palmer and Mr. Wicklund participate in benefit plans and programs available to employees of Wilshire. The foregoing information is as of December 31, 2015.

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Portfolios are made by the portfolio managers who are employed by the Sub-Adviser, but the Adviser is responsible for all trading and investment execution activities. The Adviser is authorized by the Trustees to allocate the orders placed by them on behalf of the Portfolios to brokers or dealers who may, but need not, provide research or statistical material or other services to the Portfolios, the Adviser or the Sub-Adviser for the Portfolios’ use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

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In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

•	the best net price available;
•	the reliability, integrity and financial condition of the broker or dealer;
•	the size of and difficulty in executing the order; and
•	the value of the expected contribution of the broker or dealer to the investment performance of the Portfolios on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Portfolios may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Portfolios. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Portfolios transactions may primarily benefit accounts other than the Portfolios, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Portfolios.

PORTFOLIO TURNOVER

Each Portfolio’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Portfolio during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio. A 100% turnover rate would occur if all of a Portfolio’s portfolio securities were replaced once within a one-year period. As the Portfolios are new and have no shares outstanding, they do not have portfolio turnover rates at this time.

OTHER SERVICE PROVIDERS

Fund Administration, Fund Accounting and Transfer Agent Services

Gemini Fund Services, LLC (“GFS”), which has its principal office at 80 Arkay Drive, Suite 110, Hauppauge, New York 11788, serves as administrator, fund accountant and transfer agent for the Portfolios pursuant to a Fund Services Agreement (the “Agreement”) with the Portfolios and subject to the supervision of the Board. GFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. GFS is an affiliate of the Distributor. GFS may also provide persons to serve as officers of the Portfolios. Such officers may be directors, officers or employees of GFS or its affiliates.

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The Agreement became effective on September 10, 2013 and will remain in effect for three years from the applicable effective date for each Portfolio, and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board. The Agreement is terminable by the Board or GFS on 90 days’ written notice and may be assigned by either party, provided that the Trust may not assign this agreement without the prior written consent of GFS. The Agreement provides that GFS shall be without liability for any action reasonably taken or omitted pursuant to the Agreement.

Under the Agreement, GFS performs administrative services, including: (1) monitoring the performance of administrative and professional services rendered to the Trust by others service providers; (2) monitoring each Portfolio’s holdings and operations for post-trade compliance with the Portfolio’s registration statement and applicable laws and rules; (3) preparing and coordinating the printing of semi-annual and annual financial statements; (4) preparing selected management reports for performance and compliance analyses; (5) preparing and disseminating materials for and attend and participate in meetings of the Board; (6) determining income and capital gains available for distribution and calculating distributions required to meet regulatory, income, and excise tax requirements; (7) reviewing the Trust’s federal, state, and local tax returns as prepared and signed by the Trust’s independent public accountants; (8) preparing and maintaining the Trust’s operating expense budget to determine proper expense accruals to be charged to each Portfolio to calculate its daily net asset value; (9) assist in and monitoring the preparation, filing, printing and where applicable, dissemination to shareholders of amendments to the Trust’s Registration Statement on Form N-1A, periodic reports to the Trustees, shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Forms N-SAR, N-CSR, N-Q and N-PX; (10) coordinating the Trust’s audits and examinations by assisting each Portfolio’s independent public accountants; (11) determining, in consultation with others, the jurisdictions in which shares of the Trust shall be registered or qualified for sale and facilitate such registration or qualification; (12) monitoring sales of shares and ensure that the shares are properly and duly registered with the SEC; (13) monitoring the calculation of performance data for the Portfolios; (14) preparing, or causing to be prepared, expense and financial reports; (15) preparing authorization for the payment of Trust expenses and pay, from Trust assets, all bills of the Trust; (16) providing information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies; (17) upon request, assisting each Portfolio in the evaluation and selection of other service providers, such as independent public accountants, printers, EDGAR providers and proxy solicitors (such parties may be affiliates of GFS); and (18) performing other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request.

GFS also provides the Portfolios with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of each Portfolio’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for each Portfolio; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Portfolios’ custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Portfolios.

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GFS also acts as transfer, dividend disbursing, and shareholder servicing agent for the Portfolios pursuant to the Agreement. Under the Agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

The Portfolios pay GFS, the greater of an annual minimum fee or an asset based fee, which scales downward based upon the combined net assets of the Portfolios, for all other ordinary operating expenses which include: costs incurred in connection with the maintenance of securities law registration, printing and mailing Prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholder meetings. Certain extraordinary expenses such as expenses incurred in connection with any merger, reorganization or litigation would be borne by the Portfolios.

Custodian

MUFG Union Bank, N.A., located at 400 California Street, San Francisco, CA 94104 (the “Custodian”) serves as the custodian of the Portfolios’ assets pursuant to a Custody Agreement by and between the Custodian and the Trust on behalf of the Portfolios. The Custodian’s responsibilities include safeguarding and controlling the Portfolios’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Portfolios’ investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Portfolios may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Distributor

Northern Lights Distributors, LLC, located at 17605 Wright Street, Omaha, Nebraska 68130 (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Portfolios pursuant to an underwriting agreement with the Trust (the “Underwriting Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of FINRA. The offering of the Portfolio’s shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Portfolios’ shares, will use reasonable efforts to facilitate the sale of the Portfolios’ shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by a vote of the majority of the outstanding shares or (a) the Board and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

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The Underwriting Agreement may be terminated by the Portfolios at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of a Portfolio on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the Portfolios. The Underwriting Agreement will automatically terminate in the event of its assignment.

Pursuant to a letter agreement with the Distributor, GFS, rather than the Portfolios, pays the Distributor’s fees under the Underwriting Agreement. The Distributor also receives 12b-1 fees from the Portfolios as described in “Distribution and Shareholder Services Plan” section.

DESCRIPTION OF SHARES

The Portfolios in this SAI have issued Class II shares. Class II shares are offered at NAV, without an initial sales charge or a contingent deferred sales charge, but are subject to an asset based fee assessed pursuant to a Plan adopted pursuant to Rule 12b-1 of up to 0.25%.

Each share of beneficial interest of each Portfolio in this SAI and each other series of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series.  Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolios. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by Section 352 the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program is written and has been approved by the Portfolios’ Board of Trustees. The Program provides for the development of policies, procedures and internal controls reasonably designed to prevent money laundering, the designation of an anti-money laundering compliance officer who is responsible for implementing and monitoring the Program, ongoing anti-money laundering training for appropriate persons and an independent audit function to determine the effectiveness of the Program. The Trust’s Chief Compliance Officer (“CCO”) also serves as its Anti-Money Laundering Compliance Officer.

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Procedures to implement the Program include, but are not limited to, determining that the Transfer Agent and the participating insurance company and other intermediaries have established reasonable anti-money laundering procedures, have reported suspicious and/or fraudulent activity and have completed thorough reviews of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading “How Shares are Priced,” the net asset value (“NAV”) of each Portfolio’s shares is determined by dividing the total value of a Portfolio’s investments and other assets, less any liabilities, by the total number of shares outstanding of a Portfolio.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last quoted sales prices, or if no sales are reported at the mean between the current bid and ask prices. Securities traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If a security is traded or dealt in on more than one exchange, or on one or more exchange an in the over-the-counter market, quotations from the exchange on which the security is primarily traded are used. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less may be valued at amortized cost, unless the Fair Value Committee believes another valuation is more appropriate or that amortized cost does not represent fair value. Exchange traded options are valued at the last quoted sales prices or at the mean between the current bid and ask prices; exchange traded futures and options on futures are valued at the settlement price determined by the exchange. Shares of Underlying Funds are valued at their respective net asset values on the day of valuation. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or as determined in good faith by the Board of Trustees or persons acting at their discretion. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

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Portfolio shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Portfolios normally use pricing data for domestic equity securities received shortly after the NYSE closes, usually 4:00 p.m. Eastern time (“NYSE Close”), and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Portfolios or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolios may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one of more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. No member of the fair value team selects or assists in selecting a Portfolio’s investments. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and approves the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. The Board also approves any third party consultant, including any matrix, formula or other objective method used by the consultant in supplying evaluated prices, prior to such consultant’s retention.

Fair Value Team and Valuation Process. This team is composed of one of more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the opinion of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio’s calculation of its net asset value; and (v) mutual funds that do not provide timely NAV information. Specifically, interests in commodity

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pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of restricted or illiquid securities using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; and (xii) the security’s embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Standards For Fair Value Determinations. As a general principle, the fair value of a security is the amount that a Portfolio might reasonably expect to realize upon its current sale. The Trust has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). In accordance with ASC 820, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of each Portfolio’s investments relating to ASC 820. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

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Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments).

The fair value team takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the Portfolio with respect to the valuation of the security; (v) whether the same or similar securities are held by other portfolios managed by the adviser (or sub-adviser) or other portfolios and the method used to price the security in those portfolios; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties; (vii) the liquidity or illiquidity of the market for the security; (viii) the existence of merger proposals, tender offers or other types of “exit” events for shareholders of the security’s issuer; (ix) court action or governmental intervention with respect to a security or its issuer; and (x) price changes of a relevant market index that serves as a reasonable proxy instrument for the fair valued security.

Board of Trustees Determination. The Board of Trustees meets at least quarterly to consider the valuations provided by fair value team and review valuations for the applicable securities. The Board of Trustees considers the reports provided by the fair value team, including follow up studies of subsequent market-provided prices when available, in reviewing and determining in good faith the fair value of the applicable portfolio securities.

The Trust expects that the New York Stock Exchange will be closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by the Portfolios in good order prior to the NYSE Close on each day that the NYSE is open for trading are priced at the NAV per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the NYSE Close, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined NAV per share.

Redemption of Shares

The Portfolios will redeem all or any portion of a shareholder’s shares of the Portfolios when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

a.	when the NYSE is closed, other than customary weekend and holiday closings;
b.	when trading on that exchange is restricted for any reason;
c.	when an emergency exists as a result of which disposal by the Portfolios of securities owned by it is not reasonably practicable or it is not reasonably practicable for the
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Portfolios fairly to determine the value of its net assets, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

d.	when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in a Portfolio.

Each Portfolio intends to elect and continue to qualify as a regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, each Portfolio should not be subject to federal income or excise tax on its net investment income or net capital gain which is distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Portfolios will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryover of the Portfolios which may be carried forward indefinitely and retains the character of the original loss.

To be treated as a regulated investment company under Subchapter M of the Code, each Portfolio must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies and net income from certain publicly traded partnerships and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

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If a Portfolio fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Portfolio would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.

Each Portfolio is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Portfolio’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Portfolio during the preceding calendar year. Under ordinary circumstances, each Portfolio expects to time its distributions so as to avoid liability for this tax.

For a discussion of the tax consequences to holders of variable annuity contracts, refer to the prospectuses or other documents you received when you purchased your variable annuity contracts. Variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for the owner. Depending on the variable annuity contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax. Investors should review the prospectus for their variable contracts and consult with competent tax advisors for a more complete discussion of and more information on possible tax consequences in a particular situation.

Additional Diversification Requirement -- In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Code imposes certain diversification standards on the underlying assets of variable annuity contracts held in the Portfolios. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the Treasury Department, adequately diversified. Disqualification of a variable annuity contract as such would result in immediate imposition of federal income tax on variable annuity contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of payments under the contract. In certain circumstances, a variable contract may be treated as adequately diversified notwithstanding its failure to satisfy this diversification requirement for one or more periods if the issuer or holder of the variable contract demonstrates that the failure was inadvertent and was corrected within a reasonable time after its discovery, and agrees to pay an amount due based on either the income on the contract or the amount by which the contract was not diversified for such periods (subject to an overall limit), in accordance with prescribed procedures.

The Portfolios intend to comply, and continue to comply, with the diversification requirement imposed by section 817(h) of the Code and the regulations thereunder on insurance company segregated asset (i.e., separate) accounts. This requirement places certain limitations on the assets of each insurance company separate account, and (because section 817(h) and those regulations contain a look-through which is expected to allow the assets of the Portfolios to be treated as assets of the related separate account) of each Portfolio, that may be invested in securities of a single issuer. Specifically, to satisfy the section 817(h) diversification

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requirement, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency or instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements of Subchapter M of the Code are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, U.S. government securities and securities of other registered investment companies. Failure of a Portfolio to satisfy the section 817(h) requirements would jeopardize the treatment of the Contracts’ variable annuity contracts and could result in current taxation and other consequences to the Contract holders other than as described in the applicable Contract prospectus. Treasury regulations provide that a variable annuity contract will be able to look through to the assets held by the Portfolios for the purpose of meeting the diversification test if the Portfolios meet certain requirements. The Portfolios are intended to be managed in such a manner as to comply with the diversification requirements and to allow the variable annuity contracts to be treated as owning a proportionate share of the Portfolios’ assets. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolios.

In certain circumstances, pursuant to an “investor control” doctrine, the holder of a variable contract, rather than the insurance company separate account underlying the contract, may be treated as the owner of the assets held by the separate account if the variable contract owner is viewed as having sufficient control over the investments of the insurance company’s separate account. If treated as the owner of the separate account assets, the variable contract owner would be taxable currently on the income produced by those assets. The application of the investor control doctrine to the operations of the Portfolios is a matter of some uncertainty. Future guidance may adversely affect the manner in which the Portfolios operate.

The above discussion of the federal income tax treatment of the Portfolios assumes that all the insurance company accounts holding shares of the Portfolios are either segregated asset accounts underlying variable contracts as defined in Section 817(d) of the Code or the general account of an insurance company as defined in Section 816 of the Code. Additional tax consequences may apply to holders of variable contracts investing in a Portfolio if any of those contracts are not treated as annuity, endowment or life insurance contracts.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Portfolios have selected RSM US LLP (formerly, McGladrey LLP), located at 555 Seventeenth Street, Suite 1000, Denver, Colorado 80202, as their independent registered public accounting firm for the current fiscal year. The firm provides services including (1) audit of annual financial statements, (2) tax return preparation and review, and (3) other related services for the Portfolios.

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LEGAL COUNSEL

Dechert LLP, located at One International Place, 40th Floor, 100 Oliver Street, Boston, MA 02110 serves as the Trust’s legal counsel.

FINANCIAL STATEMENTS

The Portfolios have not yet commenced operations and, therefore, have not produced financial statements. Once produced, you can obtain a copy of the financial statements contained in the Portfolio’s Annual or Semi-Annual Report without charge by calling the Portfolio at 1-877-881-7735.

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APPENDIX A

DESCRIPTION OF BOND RATINGS

Standard & Poor’s Ratings Group. A Standard & Poor’s corporate bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligors, such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1.                  Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.                  Nature of and provisions of the obligation.

3.                  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA - This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

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BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized. Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

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Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as “Investment Grade” ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody’s Investors Service, Inc. A brief description of the applicable Moody’s rating symbols and their meanings follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly Managed Risk nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol “1” following the rating.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

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Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Duff & Phelps, Inc.: AAA-- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A-- average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators “+” and “-” to the AA and A categories indicate the relative position of a credit within those rating categories.

Fitch Investors Service LLP.: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators “+” and “-” to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF NOTE RATINGS

A Standard & Poor’s note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

•	SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.
•	SP-2 Satisfactory capacity to pay principal and interest.
•	SP-3 Speculative capacity to pay principal and interest.

Moody’s Short-Term Loan Ratings - Moody’s ratings for state and municipal short-term obligations will be designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

Rating symbols and their meanings follow:

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•	MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
•	MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
•	MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.
•	MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.: Commercial paper rated “Prime” carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

Standard & Poor’s Ratings Group: “A” is the highest commercial paper rating category utilized by Standard & Poor’s Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its “A” classification.

Duff & Phelps Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

Fitch Investors Service LLP.: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1 -- very strong, with only slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.

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APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

Global Atlantic Investment Advisors, LLC (the “Company”)

Sub-Advisory Relationships

With respect to sub-advisory relationships, the Company delegates proxy voting decision-making to sub-advisers that execute portfolio transactions on behalf of the Portfolios for which they manage assets. The Company retains proxy voting decision-making with respect to any Portfolio for which the Company executes portfolio transactions on behalf of the Portfolio.

Proxy Voting by the Company

Proxies are assets of the Company’s clients that must be voted with diligence, care, and loyalty. The Company will vote each proxy in accordance with its fiduciary duty to the FVIT. The Company will generally seek to vote proxies in a way that maximizes the value of the FVIT’s assets and will abide by the proxy voting policies and procedures adopted by the FVIT. The President or a designee coordinates the Company’s proxy voting process.

Paragraph (c)(ii) of Rule 204-2 under the Advisers Act requires the Company to maintain certain books and records associated with its proxy voting policies and procedures. The Company’s recordkeeping obligations are described in the Maintenance of Books and Records section of the Manual. The CCO or designee will ensure that the Company complies with all applicable recordkeeping requirements associated with proxy voting.

To the extent that the Company invests assets of the FVIT in a mutual fund or exchange-traded fund (“ETF”), it will do so either pursuant to Section 12(d)(1)(F) of the 1940 Act, or pursuant to an exemptive order and accompanying participation agreement. The Company will vote the shares held by the FVIT in accordance with the requirements of Section 12(d)(1)(F) or the participation agreement, as applicable.

To the extent that the Company invests assets of the FVIT in securities directly (e.g., common stock) or in any other investments that require the Company to vote proxies on behalf of the FVIT, the Company will vote the FVIT’s proxies in accordance with recommendations of a proxy advisory firm retained by the Company.

Proxy Advisory Firm

For any Portfolio or portion thereof for which the Company has not delegated proxy voting decision-making to a sub-adviser, the Company will retain a proxy advisory firm to provide recommendations on how to vote the Portfolio’s proxies, and the Company will vote the Portfolio’s proxies in accordance with the proxy advisory firm’s recommendations.

Prior to retaining a proxy advisory firm, and periodically thereafter, the Company will ascertain whether the proxy advisory firm has the capacity and competency to adequately analyze proxy issues, taking into account (i) the adequacy and quality of the firm’s staffing and personnel; (ii) the robustness of the firm’s policies and procedures to ensure that its proxy voting recommendations are based on current and accurate information; (iii) the firm’s ability to identify and address any conflicts of interest; and (iv) any

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other considerations that the Company believes would be appropriate in considering the nature and quality of the services provided.

To ensure that a proxy advisory firm retained by the Company is recommending votes that are in the best interests of the Company’s clients, the Company will periodically review the firm’s voting record, and may also review the firm’s voting record on an as-needed basis. If the Company determines at any point that a proxy advisory firm’s recommendation was based on a material factual error or a conflict of interest that causes the Company to question the process by which the proxy advisory firm develops its recommendation, the Company will take reasonable steps to investigate the error/conflict, taking into account, among other things, the nature of the error/conflict and the related recommendation, and seek to determine whether the proxy advisory firm is taking reasonable steps to seek to reduce similar errors/conflicts in the future. In addition, to identify and address potential conflicts of interest, the Company will initially review, and will periodically review thereafter, the proxy advisory firm’s business. The Company will also require the proxy advisory firm to update the Company on any relevant changes to its business.

Currently, the Company engages International Shareholder Solutions Inc. (ISS) to provide recommendations on how the Company should vote proxies. ISS’s proxy voting policies and procedures are included in Annex II to this Manual.

Prohibited Personnel Activity

Operations personnel will retain the following information in connection with each proxy vote:

o	The issuer’s name;
o	The security’s ticker symbol or CUSIP, as applicable;
o	The shareholder meeting date;
o	The number of shares that the Company voted;
o	A brief identification of the matter voted on;
o	Whether the matter was proposed by the issuer or a security-holder;
o	Whether the Company cast a vote;
o	How the Company cast its vote (for the proposal, against the proposal, or abstain); and
o	Whether the Company cast its vote with or against management.

Any attempt to influence the proxy voting process by issuers or others not identified in these policies and procedures should be promptly reported to the CCO.

Proxies received after a Portfolio terminates its advisory relationship with the Company will not be voted.

Class Actions

To the extent that the Company receives notice of a class action in which a Portfolio is entitled to participate, the Company will direct the Portfolio’s participation in accordance with its fiduciary duty.

Disclosures to Clients

The Company includes a description of its policies and procedures regarding proxy voting and class actions in Part 2 of Form ADV. The Company will provide a quarterly certification as to its adherence to its proxy voting policies to the FVIT Board.

As a matter of policy, the Company does not disclose how it expects to vote on upcoming proxies.

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Form N-PX

In addition, at the time the Company votes proxies on behalf of a Portfolio, it shall complete a Form N-PX Report as included in the Trust’s Compliance Manual. The Company shall keep one copy of each completed Form N-PX Report and deliver a copy to the Fund Administrator.

At least 30 days prior to August 31, the Company CCO shall review the Company’s corporate action records to determine whether any proxy votes were cast on behalf of a Portfolio for which reports were not filed. If unreported votes are discovered, the Company CCO shall contact the Company’s Investment Personnel for an explanation and documentation.

22127007.5.BUSINESS

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PART C

OTHER INFORMATION

Item 28. Financial Statements and Exhibits.

(a) Articles of Incorporation.

(i)	Registrant's Amended and Restated Agreement and Declaration of Trust previously filed on February 11, 2015 in the Registrant's Registration Statement in Post-Effective Amendment No. 7, and hereby incorporated by reference.

(ii)	Registrant's Certificate of Trust previously filed on July 9, 2013 in the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

(b) By-Laws. Registrant's By-Laws previously filed on February 11, 2015 in the Registrant's Registration Statement in Post-Effective Amendment No. 7, and hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None other than in the Amended and Restated Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(i)	Investment Advisory Agreement, as amended, by and between the Registrant and Forethought Investment Advisors, LLC with respect to all series of the Registrant except the Global Atlantic Motif Aging of America Portfolio, Global Atlantic Motif Real Estate Trends Portfolio and Global Atlantic Motif Technological Innovations Portfolio previously filed on March 31, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 18, and hereby incorporated by reference.

(ii)	Investment Advisory Agreement, as amended, by and between the Registrant and Global Atlantic Investment Advisors, LLC for the Global Atlantic Motif Aging of America Portfolio, Global Atlantic Motif Real Estate Trends Portfolio and Global Atlantic Motif Technological Innovations Portfolio previously filed on April 15, 2016 in the Registrant's Registration Statement in Post-Effective Amendment No. 19, and hereby incorporated by reference.

(iii)	Sub-Advisory Agreement between Forethought Investment Advisors, LLC and Franklin Advisory Services, LLC for the FVIT Franklin Dividend and Income Managed Risk Portfolio previously filed on April 28, 2014 in the Registrant's Registration Statement in Post-Effective Amendment No. 4, and hereby incorporated by reference.

(iv)	Sub-Advisory Agreement, as amended between Forethought Investment Advisors, LLC and Milliman Financial Risk Management LLC previously filed on April 28, 2014 in the Registrant's Registration Statement in Post-Effective Amendment No. 5, and hereby incorporated by reference.

(v)	Amended and Restated Sub-Advisory Agreement between Forethought Investment Advisors, LLC and Goldman Sachs Asset Management, L.P. for the FVIT Goldman Sachs Dynamic Trends Allocation Portfolio, Global Atlantic Goldman Sachs Core Fixed Income Portfolio, Global Atlantic Goldman Sachs Global Equity Insights Portfolio, Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio, and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio previously filed on March 31, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 18, and hereby incorporated by reference.

(vi)	Sub-Advisory Agreement between Forethought Investment Advisors, LLC and Goldman Sachs Asset Management. L.P. for the FVIT Goldman Sachs Dynamic Trends Allocation Portfolio previously filed on April 27, 2015 in the Registrant’s Registration Statement in Post-Effective Amendment No. 10, and hereby incorporated by reference.

(vii)	Sub-Advisory Agreement between Forethought Investment Advisors, LLC and Pacific Investment Management Company LLC for the FVIT PIMCO Tactical Allocation Portfolio previously filed on April 27, 2015 in the Registrant’s Registration Statement in Post-Effective Amendment No. 10, and hereby incorporated by reference.

(viii)	Advisory Fee Waiver Agreement between the Registrant and Forethought Investment Advisors, LLC for the FVIT American Funds® Managed Risk Portfolio, FVIT BlackRock Global Allocation Managed Risk Portfolio, FVIT Select Advisor Managed Risk Portfolio, FVIT Wilshire Dynamic Conservative Allocation Portfolio, FVIT Wilshire Dynamic Moderate Allocation Portfolio, FVIT Wilshire Dynamic Growth Allocation Portfolio and FVIT Wilshire Dynamic Global Allocation Portfolio filed previously on April 29, 2016 in the Registrant's Registration Statement in Post-Effective Amendment No. 21, and hereby incorporated by reference.

(ix)	Sub-Advisory Agreement between Forethought Investment Advisors, LLC and Wellington Management Company, LLP for the FVIT Wellington Research Managed Risk Portfolio previously filed on April 23, 2015 in the Registrant's Registration Statement in Post-Effective Amendment No. 9, and hereby incorporated by reference.

(x)	Sub-Advisory Agreement between Forethought Investment Advisors, LLC and BlackRock Investment Management, LLC for the Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Small Cap Portfolio, Global Atlantic BlackRock Disciplined U.S. Core Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio and Global Atlantic BlackRock High Yield Portfolio previously filed on March 31, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 18 and hereby incorporated by reference.

(xi)	Sub-Advisory Agreement between Forethought Investment Advisors, LLC and Wilshire Associates Incorporated for the FVIT Wilshire Dynamic Conservative Allocation Portfolio, FVIT Wilshire Dynamic Moderate Allocation Portfolio, FVIT Wilshire Dynamic Growth Allocation Portfolio and FVIT Wilshire Dynamic Global Allocation Portfolio previously filed on February 12, 2016 in the Registrant's Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.

(xii)	Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Motif Capital Management, Inc. for the Global Atlantic Motif Aging of America Portfolio, Global Atlantic Motif Real Estate Trends Portfolio and Global Atlantic Motif Technological Innovations Portfolio previously filed on April 15, 2016 in the Registrant's Registration Statement in Post-Effective Amendment No. 19, and hereby incorporated by reference.

(e) Underwriting Contracts. Underwriting Agreement previously filed on February 12, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement. Custodian Agreement previously filed on February 12, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.

(h) Other Material Contracts.

                      i.        Fund Services Agreement previously filed on February 12, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.

                      ii.        Operating Expenses Limitation Agreement between the Registrant and Forethought Investment Advisors, LLC for FVIT American Funds® Managed Risk Portfolio, FVIT Balanced Managed Risk Portfolio, FVIT BlackRock Global Allocation Managed Risk Portfolio, FVIT Select Advisor Managed Risk Portfolio, FVIT Wellington Research Managed Risk Portfolio, FVIT Franklin Dividend and Income Managed Risk Portfolio, FVIT Moderate Growth Managed Risk Portfolio, FVIT Growth Managed Risk Portfolio, FVIT Goldman Sachs Dynamic Trends Allocation Portfolio, FVIT PIMCO Tactical Allocation Portfolio, FVIT Wilshire Dynamic Conservative Allocation Portfolio, FVIT Wilshire Dynamic Moderate Allocation Portfolio, FVIT Wilshire Dynamic Growth Allocation Portfolio and FVIT Wilshire Dynamic Global Allocation Portfolio previously filed on April 29, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 21, and hereby incorporated by reference.

                    iii.        Operating Expenses Limitation Agreement between the Registrant and Forethought Investment Advisors, LLC for Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Small Cap Portfolio, Global Atlantic BlackRock Disciplined U.S. Core Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio, Global Atlantic BlackRock High Yield Portfolio, Global Atlantic Goldman Sachs Core Fixed Income Portfolio, Global Atlantic Goldman Sachs Global Equity Insights Portfolio, Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio previously filed on March 31, 2016 in the Registrant's Registration Statement in Post-Effective Amendment No. 18, and hereby incorporated by reference.

                    iv.        Operating Expenses Limitation Agreement between the Registrant and Global Atlantic Investment Advisors, LLC for Global Atlantic Motif Aging of America Portfolio, Global Atlantic Motif Real Estate Trends Portfolio and Global Atlantic Motif Technological Innovations Portfolio to be filed by subsequent amendment.

(i) Legal Opinion and Consent is filed herewith.

(j) Other Opinions. Consent of Independent Registered Public Accounting Firm to be filed by subsequent amendment.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Form of Subscription Agreement between the Registrant and the Initial Investor previously filed on April 23, 2015 in the Registrant's Registration Statement in Post-Effective Amendment No. 9, and hereby incorporated by reference.

(m) Rule 12b-1 Plans.

(i)	Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1, as amended, previously filed on February 12, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.

(n) Rule 18f-3 Plan previously filed on February 12, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.

(o) Reserved.

(p) Code of Ethics.

(i)	Code of Ethics for the Registrant and Forethought Investment Advisors previously filed on February 12, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.

(ii)	Code of Ethics for Wellington Management Company, LLP previously filed on February 11, 2015 in the Registrant's Registration Statement in Post-Effective Amendment No. 7, and hereby incorporated by reference.

(iii)	Code of Ethics for Milliman Financial Risk Management LLC previously filed on October 17, 2013 in the Registrant's Registration Statement on Form N-1A/A, and hereby incorporated by reference.

(iv)	Code of Ethics for Northern Lights Distributors, LLC previously filed on October 17, 2013 in the Registrant's Registration Statement on Form N-1A/A, and hereby incorporated by reference.

(v)	Code of Ethics for Franklin Advisory Services, LLC previously filed on April 28, 2014 in the Registrant's Registration Statement in Post-Effective Amendment No. 4, and hereby incorporated by reference.

(vi)	Code of Ethics for Goldman Sachs Asset Management, L.P. previously filed on February 11, 2015 in the Registrant's Registration Statement in Post-Effective Amendment No. 7, and hereby incorporated by reference.

(vii)	Code of Ethics for Pacific Investment Management Company LLC previously filed on April 29, 2016 in the Registrant's Registration Statement in Post-Effective Amendment No. 21, and hereby incorporated by reference.

(viii)	Code of Ethics for BlackRock Inc. previously filed on November 16, 2015 in the Registrant's Registration Statement in Post-Effective Amendment No. 13, and hereby incorporated by reference.

(ix)	Code of Ethics for Wilshire Associates Incorporated previously filed on February 12, 2016 in the Registrant's Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.

(x)	Code of Ethics for Motif Capital Management, Inc. to be filed by subsequent amendment.

(q) Powers of Attorney.

(i)	Power of Attorney for the Registrant, and a certificate with respect thereto, and each trustee and principal executive and financial officer, previously filed on January 29, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 14 are hereby incorporated by reference.

(ii)	Power of Attorney for the Registrant with respect to Kathleen Redgate, and a certificate with respect thereto, previously filed on February 12, 2016 in the Registrant's Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article VIII of the Registrant's Agreement and Declaration of Trust, Section 8 of the Underwriting Agreement, Section 9 of the Management Agreement, Section 7.1 of the Custody Agreement, and Section 4 of the Fund Services Agreement. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Activities of Investment Advisor and Sub-Advisor.

Besides serving as investment adviser to the Registrant and other client accounts, Global Atlantic Investment Advisors, LLC (“Global Atlantic Investment Advisors”), located at 300 North Meridian Street, Suite 1800, Indianapolis, Indiana 46204 is not currently and has not during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature. Information regarding the business, profession, vocation, or employment of a substantial nature of Forethought Variable Insurance Trust’s trustees and officers is hereby incorporated by reference to the information contained in the SAI and Part 1 of Global Atlantic Investment Advisor’s Form ADV, file number 801-78132, as filed with the SEC.

Item 32. Principal Underwriter.

(a) Northern Lights Distributors, LLC (“NLD”), the principal underwriter to the Registrant, also acts as principal underwriter for the following investment companies: AdvisorOne Funds, AmericaFirst Quantitative Funds, Copeland Trust, Equinox Funds Trust, Hays Series Trust, Miller Investment Trust, Morgan Creek Series Trust, Mutual Fund Series Trust, Neiman Funds, Nile Capital Investment Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, Princeton

Private Equity Fund, Arrow ETF Trust, BlueArc Multi-Strategy Fund, The Saratoga Advantage Trust, Multi-Strategy Growth & Income Fund, Total Income+ Real Estate Fund, Tributary Funds, Inc., Two Roads Shared Trust, and Vertical Capital Income Fund.

(b) NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of NLD is 17605 Wright Street, Omaha, Nebraska 68130. To the best of Registrant’s knowledge, the following are the members and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Brian Nielsen	Manager, CEO, Secretary	None
Bill Wostoupal	President	None
Daniel Applegarth	Treasurer/FINOP	None
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None
Bill Strait	General Counsel	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant, Adviser, Sub-Advisers, Principal Underwriter, Administrator and Custodian at the addresses stated in the SAI.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Simsbury, State of Connecticut on the 29th day of April, 2016.

Forethought Variable Insurance Trust

By:	/s/ Robert M. Arena
Robert M. Arena, Jr., President

Name	Title	Date
/s/ Robert M. Arena	Trustee and President (Principal Executive Officer)	April 29, 2016
Robert M. Arena. Jr.
/s/ Laura Szalyga	Treasurer (Principal Financial Officer)	April 29, 2016
Laura Szalyga
Joseph Breslin* Joseph Breslin	Trustee	April 29, 2016
Mark Garbin*	Trustee	April 29, 2016
Mark Garbin
Mitchell E. Appel*	Trustee	April 29, 2016
Mitchell E. Appel
Kathleen Redgate**	Trustee	April 29, 2016
Kathleen Redgate

By:	/s/ Robert M. Arena	Date: April 29, 2016
Robert M. Arena, Jr., President

*Attorney-in-Fact – Pursuant to Powers of Attorney previously filed on January 29, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 14, and hereby incorporated by reference.

**Attorney-in-Fact – Pursuant to Powers of Attorney previously filed on February 12, 2016 in the Registrant's Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.

Exhibit Index

Legal Opinion and Consent	EX 99.28(i)